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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

CMG Ultra Short Term Bond Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 48.9%
Aerospace & Defense 0.5%
Lockheed Martin Corp.
09/15/16	2.125%	$7,000,000	$7,035,665
Automotive 1.0%
Daimler Finance North America LLC (a)(b)
08/01/17	0.977%	7,500,000	7,464,338
Ford Motor Credit Co. LLC
02/03/17	4.250%	7,000,000	7,148,904
Total			14,613,242
Banking 15.5%
American Express Credit Corp. (a)
07/29/16	1.148%	10,000,000	10,009,140
Australia and New Zealand Banking Group Ltd. (a)(b)
01/10/17	1.009%	10,000,000	10,013,040
BB&T Corp.
12/01/16	1.050%	9,000,000	9,008,928
Bank of America Corp. (a)
03/22/18	1.694%	13,000,000	13,066,040
Bank of Montreal (a)
07/15/16	1.148%	10,000,000	10,009,920
Bank of New York Mellon Corp. (The) (a)
05/22/18	0.998%	9,000,000	8,981,064
Canadian Imperial Bank of Commerce
07/18/16	1.350%	7,500,000	7,510,912
Canadian Imperial Bank of Commerce (a)
07/18/16	1.153%	820,000	820,900
Capital One Financial Corp.
07/15/16	3.150%	2,500,000	2,510,920
Capital One NA (a)
02/05/18	1.301%	7,500,000	7,484,573
Citigroup, Inc.
03/10/17	1.350%	10,000,000	10,013,050
DNB Bank ASA (b)
04/03/17	3.200%	3,975,000	4,042,384
Fifth Third Bank
11/18/16	1.150%	8,950,000	8,963,837
Goldman Sachs Group, Inc. (The) (a)
04/30/18	1.838%	10,000,000	10,051,650
HSBC USA, Inc
06/23/17	1.300%	7,000,000	6,996,059
Huntington National Bank (The)
08/02/16	1.350%	9,035,000	9,039,581
JPMorgan Chase & Co.
08/15/17	2.000%	7,500,000	7,572,360
JPMorgan Chase Bank NA Subordinated (a)
06/13/16	0.962%	7,500,000	7,501,821

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
KeyBank NA
11/25/16	1.100%	$7,950,000	$7,958,928
Morgan Stanley
01/24/19	1.488%	10,000,000	9,979,110
PNC Bank NA
10/03/16	1.300%	8,925,000	8,935,353
Royal Bank of Canada (a)
02/03/17	0.879%	10,000,000	10,000,650
State Street Corp.
04/30/17	5.375%	8,000,000	8,355,600
Toronto-Dominion Bank (The) (a)
07/13/16	0.800%	5,000,000	5,001,050
09/09/16	1.096%	7,500,000	7,511,152
U.S. Bancorp
05/15/17	1.650%	5,000,000	5,031,725
US Bank NA (a)
01/30/17	0.868%	5,000,000	4,998,100
Wells Fargo & Co. (a)
04/23/18	1.268%	10,000,000	10,004,650
Total			221,372,497
Cable and Satellite 0.5%
Comcast Corp.
01/15/17	6.500%	6,500,000	6,751,570
Construction Machinery 1.2%
Caterpillar Financial Services Corp. (a)
02/23/18	1.329%	9,125,000	9,200,491
John Deere Capital Corp.
01/13/17	2.000%	8,000,000	8,064,384
Total			17,264,875
Diversified Manufacturing 1.0%
General Electric Co. (a)
01/09/17	0.909%	14,000,000	14,022,078
Electric 4.1%
DTE Energy Co.
06/01/16	6.350%	8,780,000	8,817,975
Dominion Resources, Inc.
03/15/17	1.250%	7,170,000	7,172,567
Duke Energy Progress LLC (a)
03/06/17	0.836%	6,250,000	6,240,862
Exelon Corp.
06/09/17	1.550%	5,000,000	4,999,010
NSTAR Electric Co. (a)
05/17/16	0.858%	5,000,000	4,999,817

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp. (a)
11/23/16	0.918%	$7,000,000	$7,007,672
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	5,000,000	5,009,240
Southern California Edison Co.
11/01/17	1.250%	2,000,000	2,000,530
Southern Co. (The)
08/15/17	1.300%	6,250,000	6,246,194
WEC Energy Group, Inc.
06/15/18	1.650%	5,835,000	5,851,373
Total			58,345,240
Food and Beverage 3.5%
Anheuser-Busch InBev Finance, Inc. (a)
01/27/17	0.824%	5,000,000	4,997,010
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	5,000,000	5,021,670
ConAgra Foods, Inc. (a)
07/21/16	1.005%	5,000,000	4,999,720
Diageo Capital PLC
05/11/17	1.500%	7,000,000	7,039,655
FBG Finance Pty Ltd. (b)
06/01/16	7.875%	6,750,000	6,788,050
General Mills, Inc.
02/15/17	5.700%	5,000,000	5,187,120
Kraft Heinz Co. (The) (b)
06/30/17	1.600%	5,000,000	5,016,365
Molson Coors Brewing Co.
05/01/17	2.000%	3,401,000	3,420,930
PepsiCo, Inc. (a)
07/17/17	0.883%	7,000,000	7,008,428
Total			49,478,948
Health Care 2.2%
AmerisourceBergen Corp.
05/15/17	1.150%	7,500,000	7,497,787
Becton Dickinson and Co. (a)
06/15/16	1.084%	5,000,000	5,000,906
Cardinal Health, Inc.
06/15/18	1.950%	2,000,000	2,020,930
Express Scripts Holding Co.
02/15/17	2.650%	5,000,000	5,056,305
McKesson Corp.
03/10/17	1.292%	5,000,000	5,008,680
Medtronic, Inc. (a)
02/27/17	0.726%	7,000,000	6,991,943
Total			31,576,551

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.8%
Anthem, Inc.
02/15/17	2.375%	$5,000,000	$5,039,000
UnitedHealth Group, Inc. (a)
01/17/17	1.083%	7,000,000	7,010,535
Total			12,049,535
Integrated Energy 0.9%
BP Capital Markets PLC (a)
05/10/18	1.131%	6,044,000	5,989,997
Total Capital International SA
01/10/17	1.000%	7,500,000	7,504,207
Total			13,494,204
Life Insurance 2.4%
American International Group, Inc.
05/18/17	5.450%	7,000,000	7,281,344
Metropolitan Life Global Funding I (a)(b)
04/10/17	1.009%	10,000,000	10,005,500
New York Life Global Funding (a)(b)
09/06/16	0.736%	10,000,000	10,001,720
Pricoa Global Funding I (b)
11/25/16	1.150%	7,310,000	7,312,924
Total			34,601,488
Media and Entertainment 1.4%
21st Century Fox America, Inc.
10/17/16	8.000%	1,815,000	1,872,011
British Sky Broadcasting Group PLC (b)
02/15/18	6.100%	5,000,000	5,378,995
Scripps Networks Interactive, Inc.
12/15/16	2.700%	6,727,000	6,773,706
Thomson Reuters Corp.
05/23/16	0.875%	6,405,000	6,403,385
Total			20,428,097
Midstream 1.5%
Columbia Pipeline Group, Inc. (b)
06/01/18	2.450%	5,000,000	4,993,880
Plains All American Pipeline LP
01/15/17	6.125%	4,803,000	4,955,015
Southern Natural Gas Co. LLC (b)
04/01/17	5.900%	4,614,000	4,745,983
TransCanada PipeLines Ltd. (a)
01/12/18	1.421%	7,500,000	7,378,125
Total			22,073,003
Natural Gas 0.5%
Sempra Energy
06/01/16	6.500%	7,000,000	7,028,939

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 2.9%
AbbVie, Inc.
11/06/17	1.750%	$7,250,000	$7,287,446
Actavis Funding SCS (a)
09/01/16	1.510%	4,750,000	4,755,904
Amgen, Inc.
11/15/16	2.500%	7,500,000	7,567,755
Gilead Sciences, Inc.
12/01/16	3.050%	7,000,000	7,091,049
Merck & Co., Inc. (a)
05/18/18	0.978%	6,935,000	6,958,024
Roche Holdings, Inc. (b)
09/29/17	1.350%	7,500,000	7,544,273
Total			41,204,451
Property & Casualty 1.8%
Berkshire Hathaway Finance Corp. (a)
01/12/18	0.931%	10,000,000	9,996,710
Liberty Mutual Group, Inc. (b)
08/15/16	6.700%	5,000,000	5,074,600
Travelers Companies, Inc. (The)
06/20/16	6.250%	10,000,000	10,072,194
Total			25,143,504
Railroads 0.4%
Canadian National Railway Co. (a)
11/14/17	0.787%	5,000,000	4,995,575
Retail REIT 0.8%
Kimco Realty Corp.
05/01/17	5.700%	4,220,000	4,385,361
Simon Property Group LP
01/30/17	2.800%	7,500,000	7,568,100
Total			11,953,461
Retailers 1.6%
CVS Health Corp.
12/05/16	1.200%	7,000,000	7,016,835
Lowes Companies, Inc. (a)
09/14/18	1.232%	5,000,000	5,044,770
Target Corp.
05/01/17	5.375%	3,834,000	4,005,035
Wal-Mart Stores, Inc.
04/21/17	1.000%	7,500,000	7,521,892
Total			23,588,532

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 1.9%
Apple, Inc.
05/03/16	0.450%	$2,500,000	$2,499,989
05/05/17	1.050%	5,000,000	5,012,850
Cisco Systems, Inc. (a)
06/15/18	0.944%	7,500,000	7,517,723
Hewlett Packard Enterprise Co. (a)(b)
10/05/17	2.369%	5,000,000	5,031,815
Oracle Corp. (a)
07/07/17	0.827%	7,500,000	7,505,970
Total			27,568,347
Transportation Services 0.4%
ERAC U.S.A. Finance LLC (b)
03/15/17	2.750%	570,000	576,842
10/15/17	6.375%	5,100,000	5,445,606
Total			6,022,448
Wirelines 2.1%
AT&T, Inc.
03/15/17	2.400%	5,350,000	5,405,014
AT&T, Inc. (a)
03/30/17	1.049%	9,000,000	9,004,374
Orange SA
09/14/16	2.750%	5,000,000	5,031,490
Verizon Communications, Inc.
06/09/17	1.350%	5,000,000	5,012,870
Verizon Communications, Inc. (a)
06/09/17	1.036%	5,000,000	5,003,700
Total			29,457,448
Total Corporate Bonds & Notes (Cost: $699,384,503)			$700,069,698

Residential Mortgage-Backed Securities - Agency —%
Federal Home Loan Mortgage Corp. (a)
02/01/36	2.659%	205,063	217,295
Federal National Mortgage Association (a)
03/01/34	3.255%	140,683	143,997
Total Residential Mortgage-Backed Securities - Agency (Cost: $344,519)			$361,292

Residential Mortgage-Backed Securities - Non-Agency 0.5%
Mill City Mortgage Trust Series 2015-2 Class A1 (b)
09/25/57	3.000%	6,584,575	6,616,940
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $6,616,668)			$6,616,940

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 2.6%
COMM Mortgage Trust
Series 2013-CR7 Class A1
03/10/46	0.716%	$3,182,477	$3,166,961
Series 2013-LC6 Class A1
01/10/46	0.724%	2,010,886	1,999,950
Series 2014-CR19 Class A1
08/10/47	1.415%	5,948,298	5,939,020
Commercial Mortgage Pass Through Certificates Series 2014-CR14 Class A1
02/10/47	1.330%	1,776,455	1,771,768
Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2
01/10/46	1.906%	4,600,000	4,625,392
Commercial Mortgage Trust Series 2013-CR10 Class A1
08/10/46	1.278%	1,646,830	1,643,613
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A1
08/15/46	1.260%	4,212,365	4,197,320
Series 2014-C19 Class A1
04/15/47	1.266%	4,535,024	4,516,880
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17 Class A1
08/15/47	1.551%	1,227,103	1,227,445
WFRBS Commercial Mortgage Trust Series 2012-C8 Class A1
08/15/45	0.864%	8,459,141	8,437,437
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $37,468,366)			$37,525,786

Asset-Backed Securities - Non-Agency 26.5%
ARI Fleet Lease Trust (b)
Series 2013-A Class A3
07/15/21	0.920%	2,524,323	2,523,048
Series 2014-A Class A2
11/15/22	0.810%	1,194,563	1,193,112
Series 2016-A Class A2
07/15/24	1.820%	6,960,000	6,964,005
Academic Loan Funding Trust Series 2012-1A Class A1 (a)(b)
12/27/22	1.239%	2,086,080	2,080,168
Access Group, Inc. Series 2004A Class A2 (a)
04/25/29	0.898%	3,963,844	3,916,034
Ally Auto Receivables Trust
Series 2014-2 Class A2
07/17/17	0.680%	572,401	572,392
Series 2015-1 Class A2
02/15/18	0.920%	3,562,614	3,563,012
Series 2016-2 Class A2
10/15/18	1.170%	6,500,000	6,500,460
Ally Master Owner Trust

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2012-5 Class A
09/15/19	1.540%	$5,683,000	$5,694,096
Ally Master Owner Trust (a)
Series 2013-3 Class A
09/15/18	0.953%	5,000,000	5,002,489
Series 2014-1 Class A1
01/15/19	0.903%	1,750,000	1,750,137
AmeriCredit Automobile Receivables Trust
Series 2015-1 Class A2A
04/09/18	0.770%	1,595,970	1,594,862
Series 2015-3 Class A2A
01/08/19	1.070%	6,171,619	6,164,091
AmeriCredit Automobile Receivables Series 2016-1 Class A2A
06/10/19	1.520%	2,100,000	2,101,721
American Credit Acceptance Receivables Trust (b)
Series 2015-2 Class A
06/12/19	1.570%	2,442,417	2,434,114
Series 2015-3 Class A
09/12/19	1.950%	2,556,900	2,549,724
Series 2016-1A Class A
05/12/20	2.370%	2,662,579	2,661,032
Ascentium Equipment Receivables LLC Series 2015-2A Class A2 (b)
12/11/17	1.570%	6,875,000	6,883,053
Bank of the West Auto Trust Series 2015-1 Class A2A (b)
04/16/18	0.870%	3,196,901	3,196,761
Barclays Dryrock Issuance Trust Series 2014-1 Class A (a)
12/16/19	0.793%	7,500,000	7,500,119
CCG Receivables Trust Series 2015-1 Class A2 (b)
11/14/18	1.460%	8,210,000	8,203,572
CIT Equipment Collateral Series 2014-VT1 Class A2 (b)
05/22/17	0.860%	2,572,089	2,572,434
CNH Equipment Trust
Series 2014-C Class A3
11/15/19	1.050%	10,080,000	10,054,422
Series 2015-B Class A2A
08/15/18	0.840%	940,654	938,828
Series 2015-C Class A2A
12/17/18	1.100%	6,750,000	6,743,642
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	1.033%	2,865,000	2,865,490
California Republic Auto Receivables Trust
Series 2013-2 Class A2
03/15/19	1.230%	1,973,704	1,972,176
Series 2015-2 Class A2
02/15/18	0.880%	2,669,268	2,668,718
Series 2015-3 Class A2
07/16/18	1.140%	10,101,145	10,111,254
Series 2016-1 Class A2
12/17/18	1.500%	11,000,000	11,029,603

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
California Republic Auto Receivables Trust (b)
Series 2015-4 Class A2
09/17/18	1.600%	$2,375,000	$2,381,418
Subordinated, Series 2012-1 Class B
01/16/18	1.760%	5,229,694	5,233,208
Capital Auto Receivables Asset Trust
Series 2013-4 Class A3
03/20/18	1.090%	2,439,562	2,439,573
Series 2015-2 Class A1A
10/20/17	0.990%	2,890,000	2,885,282
Capital Auto Receivables Asset Trust (a)
Series 2015-2 Class A1B
10/20/17	0.841%	2,000,000	1,997,343
CarMax Auto Owner Trust
Series 2013-3 Class A3
04/16/18	0.970%	1,637,933	1,638,120
Series 2015-3 Class A2A
11/15/18	1.100%	3,811,297	3,810,724
Series 2016-1 Class A2A
04/15/19	1.300%	3,720,000	3,723,878
Chesapeake Funding II LLC Series 2016-1A Class A1 (b)
03/15/28	2.110%	4,625,000	4,623,865
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.689%	1,587,826	1,593,712
Series 2014-1A Class A
03/07/26	0.859%	5,593,684	5,579,527
Conn’s Receivables Funding LLC Series 2016-A Class A (b)
04/16/18	4.680%	3,054,933	3,066,867
DT Auto Owner Trust (b)
Series 2014-3A Class A
04/16/18	0.980%	341,325	341,235
Series 2015-1A Class A
09/17/18	1.060%	1,069,897	1,069,398
Series 2015-2A Class A
09/17/18	1.240%	2,471,015	2,469,491
Series 2016-1A Class A
09/16/19	2.000%	5,472,879	5,476,181
Series 2016-2A Class A
08/15/19	1.730%	6,450,000	6,446,302
Dell Equipment Finance Trust (b)
Series 2015-1 Class A2
07/24/17	1.010%	1,594,104	1,593,989
Series 2015-2 Class A2A
12/22/17	1.420%	2,000,000	1,997,362
Drive Auto Receivables Trust (b)
Series 2015-BA Class A2A
12/15/17	0.930%	315,943	315,909
Series 2015-CA Class A2A
02/15/18	1.030%	885,860	885,734
Series 2015-DA Class A2A
06/15/18	1.230%	3,163,591	3,162,631
Series 2015-DA Class A3
12/17/18	1.590%	4,000,000	4,003,036
Series 2016-AA Class A2A
03/15/18	1.500%	6,000,000	6,000,610
Enterprise Fleet Financing LLC (b)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2013-2 Class A2
03/20/19	1.060%	$634,319	$633,905
Series 2014-1 Class A2
09/20/19	0.870%	2,131,617	2,125,258
Series 2014-2 Class A2
03/20/20	1.050%	3,565,648	3,548,515
Series 2015-1 Class A2
09/20/20	1.300%	3,780,304	3,773,803
Series 2015-2 Class A2
02/22/21	1.590%	6,479,140	6,478,585
Exeter Automobile Receivables Trust (b)
Series 2014-2A Class A
08/15/18	1.060%	946,224	945,097
Series 2014-3A Class A
01/15/19	1.320%	1,791,456	1,785,488
Series 2015-1A Class A
06/17/19	1.600%	2,051,754	2,049,264
Series 2015-2A Class A
11/15/19	1.540%	4,059,262	4,042,144
Series 2015-3A Class A
03/16/20	2.000%	4,956,385	4,936,700
Series 2016-1A Class A
07/15/20	2.350%	3,919,004	3,913,434
First Investors Auto Owner Trust (b)
Series 2014-3A Class A2
11/15/18	1.060%	663,340	662,773
Series 2015-1A Class A3
11/16/20	1.710%	2,570,000	2,559,864
Series 2015-2A Class A1
12/16/19	1.590%	6,586,855	6,596,272
Ford Credit Floorplan Master Owner Trust A
Series 2012-2 Class 2
01/15/19	1.920%	3,970,000	3,989,800
Series 2014-1 Class A1
02/15/19	1.200%	4,440,000	4,437,118
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A (a)
07/20/19	0.819%	5,000,000	4,977,992
GM Financial Automobile Leasing Trust Series 2015-1 Class A2
12/20/17	1.100%	5,707,180	5,710,835
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A2A
01/15/19	0.800%	1,763,960	1,762,756
Series 2015-2 Class A3
03/16/20	1.300%	5,210,000	5,199,414
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.987%	1,056,316	1,057,061
Series 2014-1 Class A
04/10/28	0.837%	6,993,821	6,996,806
Series 2015-1 Class A
07/10/29	1.007%	7,500,000	7,519,269
Honda Auto Receivables Owner Trust Series 2014-4 Class A2
01/17/17	0.580%	106,425	106,422

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

John Deere Owner Trust Series 2015-B Class A2
06/15/18	0.980%	$3,320,000	$3,315,174
MMAF Equipment Finance LLC (b)
Series 2014-AA Class A2
04/10/17	0.520%	86,888	86,877
Series 2015-AA Class A2
09/18/17	0.960%	1,231,862	1,230,363
Macquarie Equipment Funding Trust Series 2014-A Class A2 (b)
11/21/16	0.800%	43,317	43,315
Navitas Equipment Receivables LLC Series 2013-1 Class A (b)
11/15/16	1.950%	145,414	145,383
New York City Tax Lien Trust Series 2015-A Class A (b)
11/10/28	1.340%	2,479,755	2,464,149
Prestige Auto Receivables Trust (b)
Series 2014-1A Class A2
03/15/18	0.970%	160,413	160,342
Series 2015-1 Class A2
02/15/19	1.090%	700,158	699,466
Series 2016-1A Class A3
06/15/20	1.990%	3,250,000	3,259,760
SLM Private Education Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.433%	83,928	83,943
Series 2011-B Class A1
12/16/24	1.283%	330,402	330,426
Series 2013-A Class A1
08/15/22	1.033%	5,828,841	5,814,571
Series 2013-B Class A1
07/15/22	1.083%	7,122,687	7,107,078
Series 2013-C Class A1
02/15/22	1.283%	4,590,325	4,590,323
Series 2014-A Class A1
07/15/22	1.033%	917,757	914,707
SLM Student Loan Trust (a)
Series 2006-1 Class A4
07/25/19	0.728%	4,271,219	4,238,218
Series 2012-6 Class A2
09/25/19	0.719%	847,779	845,885
SMART Trust Series 2012-4US Class A3B (a)
03/14/17	0.987%	7,396	7,395
SMB Private Education Loan Trust Series 2015-B Class A1 (a)(b)
02/15/23	1.133%	2,838,357	2,824,337
Santander Drive Auto Receivables Trust
Series 2015-3 Class A2A
09/17/18	1.020%	2,114,414	2,112,008
Series 2015-4 Class A2A
12/17/18	1.200%	7,192,284	7,181,663
SunTrust Auto Receivables Trust Series 2015-1A Class A2 (b)
06/15/18	0.990%	5,214,905	5,212,299

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
TCF Auto Receivables Owner Trust (b)
Series 2015-1A Class A2
08/15/18	1.020%	$4,781,695	$4,779,518
Series 2015-2A Class A2
01/15/19	1.640%	3,150,000	3,148,489
Volkswagen Auto Lease Trust Series 2015-A Class A2A
06/20/17	0.870%	3,586,622	3,587,120
Volvo Financial Equipment LLC Series 2016-1A Class A2 (b)
10/15/18	1.440%	2,100,000	2,101,483
Westlake Automobile Receivables Trust (b)
Series 2015-2A Class A2A
07/16/18	1.280%	3,849,681	3,842,456
Series 2016-1A Class A2A
01/15/19	1.820%	6,550,000	6,550,525
Wheels SPV 2 LLC (b)
Series 2014-1A Class A2
03/20/23	0.840%	2,671,857	2,662,069
Series 2015-1A Class A2
04/22/24	1.270%	4,761,607	4,746,210
World Omni Automobile Lease Securitization Trust Series 2015-A Class A2A
05/15/18	1.060%	5,010,596	5,006,045
Total Asset-Backed Securities - Non-Agency (Cost: $379,717,025)			$379,640,136

U.S. Treasury Obligations 8.1%
U.S. Treasury
04/30/16	2.625%	30,600,000	30,601,883
06/15/16	0.500%	42,880,000	42,893,060
10/31/16	0.375%	42,900,000	42,893,297
Total U.S. Treasury Obligations (Cost: $116,334,548)			$116,388,240

U.S. Government & Agency Obligations 6.9%
Federal Farm Credit Banks (a)
06/18/18	0.636%	9,265,000	9,273,913
10/22/18	0.506%	16,755,000	16,699,524
02/25/19	0.709%	24,735,000	24,762,876
Federal Home Loan Mortgage Corp.
03/08/17	1.000%	42,000,000	42,131,544
Federal National Mortgage Association (a)
08/26/16	0.457%	6,000,000	6,001,524
Total U.S. Government & Agency Obligations (Cost: $98,882,757)			$98,869,381

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations 2.2%
Canada 2.2%
Province of Nova Scotia
01/26/17	5.125%	$10,000,000	$10,298,480
Province of Ontario
12/15/17	3.150%	10,000,000	10,342,370
Province of Quebec
11/14/16	5.125%	10,000,000	10,220,200
Total			30,861,050
Total Foreign Government Obligations (Cost: $30,838,395)			$30,861,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.4%
California 0.3%

University of California Revenue Bonds Taxable Series 2011Y-1 (a)
07/01/41	0.934%	5,000,000	5,000,650
Illinois 0.4%

State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	5,000,000	5,142,500
Total Municipal Bonds (Cost: $10,118,769)			$10,143,150

	Shares	Value

Money Market Funds 6.3%
Columbia Short-Term Cash Fund, 0.422% (c)(d)	90,078,547	$90,078,547
Total Money Market Funds (Cost: $90,078,547)		$90,078,547
Total Investments (Cost: $1,469,784,097) (e)		$1,470,554,220(f)
Other Assets & Liabilities, Net		(38,949,752)
Net Assets		$1,431,604,468

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $328,842,570 or 22.97% of net assets.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	71,337,227	816,058,705	(797,317,385)	90,078,547	175,835	90,078,547

(e)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $1,469,784,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,466,000
Unrealized Depreciation	(696,000)
Net Unrealized Appreciation	$770,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	700,069,698	—	700,069,698
Residential Mortgage-Backed Securities - Agency	—	361,292	—	361,292
Residential Mortgage-Backed Securities - Non-Agency	—	6,616,940	—	6,616,940
Commercial Mortgage-Backed Securities - Non-Agency	—	37,525,786	—	37,525,786
Asset-Backed Securities - Non-Agency	—	379,640,136	—	379,640,136
U.S. Treasury Obligations	116,388,240	—	—	116,388,240
U.S. Government & Agency Obligations	—	98,869,381	—	98,869,381
Foreign Government Obligations	—	30,861,050	—	30,861,050
Municipal Bonds	—	10,143,150	—	10,143,150
Investments measured at net asset value
Money Market Funds	—	—	—	90,078,547
Total Investments	116,388,240	1,264,087,433	—	1,470,554,220

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.9%
AIRPORT 3.0%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/28	5.000%	$1,240,000	$1,542,659
07/01/31	5.000%	1,750,000	2,138,657
07/01/32	5.000%	2,000,000	2,431,280
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/27	5.500%	6,635,000	7,806,277
Total			13,918,873
ASSISTED LIVING 0.4%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Robison Jewish Home
Series 2005
10/01/19	5.000%	1,000,000	1,001,460
10/01/24	5.125%	1,000,000	1,000,780
Total			2,002,240
HIGHER EDUCATION 4.8%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/34	5.250%	1,000,000	1,136,930
Series 2015
05/01/30	5.000%	550,000	649,732
Oregon Health & Science University
Revenue Bonds
Series 2012A
07/01/18	5.000%	1,000,000	1,087,080
Series 2012E
07/01/32	5.000%	7,000,000	8,284,850
Oregon Health & Science University (a)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/21	0.000%	9,700,000	8,409,221
Oregon State Facilities Authority
Refunding Revenue Bonds
University Portland
Series 2015A
04/01/31	5.000%	530,000	626,990
University of Portland
Series 2015A
04/01/30	5.000%	500,000	593,465
Revenue Bonds
Linfield College Project
Series 2015A
10/01/24	5.000%	1,390,000	1,667,291
Total			22,455,559
HOSPITAL 10.5%
Astoria Hospital Facilities Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/17	4.000%	$810,000	$830,072
08/01/18	4.000%	745,000	773,191
08/01/19	4.000%	855,000	902,102
08/01/20	4.000%	915,000	969,415
08/01/21	4.000%	725,000	771,291
08/01/26	5.000%	1,200,000	1,327,500
08/01/27	5.000%	1,260,000	1,386,164
08/01/31	5.000%	2,860,000	3,092,318
Hospital Facilities Authority of Multnomah County Revenue Bonds Adventist Health West Series 2009A
09/01/21	5.000%	3,685,000	4,165,561
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/18	5.000%	1,195,000	1,296,408
09/01/19	5.000%	1,255,000	1,402,287
09/01/22	5.000%	500,000	593,015
Oregon Health & Science University Refunding Revenue Bonds Series 2016B
07/01/34	5.000%	4,000,000	4,881,080
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	5,809,500
PeaceHealth Project
Series 2009A
11/01/17	5.000%	4,450,000	4,731,907
11/01/19	5.000%	3,695,000	4,202,878
Series 2014A
11/15/29	5.000%	1,600,000	1,898,800
Samaritan Health Services
Series 2010A
10/01/22	5.000%	3,450,000	3,875,005
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,532,795
Series 2008A
08/15/18	5.250%	2,500,000	2,722,475
Total			49,163,764
INDEPENDENT POWER 1.3%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	3,235,000	3,241,114

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDEPENDENT POWER (CONTINUED)
01/01/21	5.000%	$3,000,000	$3,004,860
Total			6,245,974
INVESTOR OWNED 0.9%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A
05/01/33	5.000%	3,750,000	4,293,787

LOCAL GENERAL OBLIGATION 32.2%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis Unlimited General Obligation Refunding Bonds Series 2007 (AGM)
06/15/20	5.000%	5,000,000	5,795,900
Blue Mountain Community College District Unlimited General Obligation Bonds Series 2015
06/15/29	4.000%	1,000,000	1,141,080
Boardman Park & Recreation District Unlimited General Obligation Bonds Series 2015
06/15/35	5.250%	3,400,000	3,816,126
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	610,000	610,824
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/29	5.000%	500,000	603,355
Unlimited General Obligation Bonds
Series 2010
06/15/24	4.750%	2,580,000	2,966,871
Chemeketa Community College District Unlimited General Obligation Refunding Bonds Series 2015
06/15/26	4.000%	1,745,000	2,044,076
Chemeketa Community College Unlimited General Obligation Refunding Bonds Series 2014
06/15/26	5.000%	1,100,000	1,368,620
City of Hillsboro Limited General Obligation Refunding Bonds Series 2012
06/01/25	4.000%	1,875,000	2,125,181
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/26	5.000%	1,675,000	2,090,450
06/01/27	5.000%	1,715,000	2,127,886
City of Madras

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/24	4.000%	$745,000	$828,507
02/15/27	4.500%	500,000	557,485
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/24	5.000%	1,985,000	2,500,703
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/23	5.000%	6,140,000	7,310,407
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/24	5.000%	1,885,000	2,396,287
City of Portland (a)
Limited Tax General Obligation Bonds
Series 2001B
06/01/18	0.000%	4,000,000	3,914,680
06/01/19	0.000%	4,000,000	3,854,480
06/01/20	0.000%	4,000,000	3,780,760
City of Redmond Limited General Obligation Bonds Series 2014A
06/01/27	5.000%	685,000	827,816
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,706,203
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,275,918
06/01/20	5.000%	880,000	990,405
City of Sisters Limited General Obligation Refunding Bonds Series 2016
12/01/35	4.000%	620,000	683,823
Clackamas & Washington Counties School District No. 3 Unlimited General Obligation Bonds Series 2003A (NPFGC) (a)
06/15/17	0.000%	2,000,000	1,983,700
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,311,089
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/29	5.000%	1,500,000	1,838,625
Clackamas County School District No. 12 North Clackamas (b)
Refunding Unlimited General Obligation Notes
Series 2016
06/15/32	4.000%	2,000,000	2,279,560
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2009A
06/15/25	5.000%	$4,350,000	$4,890,705
06/15/26	5.000%	3,000,000	3,366,000
Clackamas County School District No. 62 Limited General Obligation Refunding Bonds Series 2014
06/01/34	5.000%	1,770,000	2,120,867
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/18	3.000%	810,000	846,142
06/15/19	2.500%	1,010,000	1,057,308
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,147,080
11/01/25	5.000%	1,140,000	1,302,838
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC) (a)
06/15/22	0.000%	2,335,000	2,125,387
Jackson County School District No. 549C Medford Unlimited General Obligation Refunding Bonds Series 2015
12/15/23	5.000%	1,000,000	1,258,320
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,177,910
06/15/21	5.500%	1,410,000	1,708,271
Jefferson County School District No. 509J Unlimited General Obligation Bonds Madras Series 2013B
06/15/28	5.000%	2,095,000	2,552,632
Josephine County School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
12/15/16	5.000%	1,000,000	1,027,830
Klamath Falls City Schools Unlimited General Obligation Refunding Bonds Series 2015A
06/15/28	4.000%	500,000	573,725
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/20	3.000%	1,000,000	1,073,710
06/15/21	3.000%	1,610,000	1,748,428
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/17	4.250%	2,195,000	2,285,566
06/15/18	4.250%	2,000,000	2,151,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2012
06/15/23	5.000%	$1,000,000	$1,227,470
Lane County School District No. 1 Pleasant Hill Unlimited General Obligation Bonds Series 2014B (a)
06/15/29	0.000%	1,775,000	1,225,478
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/31	5.000%	2,000,000	2,457,060
Lane County School District No. 19 Springfield (a)
Unlimited General Obligation Bonds
Series 2015B
06/15/33	0.000%	3,770,000	2,157,533
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/24	0.000%	2,305,000	1,949,684
06/15/28	0.000%	1,480,000	1,058,822
Marion & Clackamas Counties School District No. 4J Silver Falls Unlimited General Obligation Refunding Bonds Series 2013
06/15/21	4.000%	2,785,000	3,162,312
Multnomah County School District No. 7 Reynolds Unlimited General Obligation Bonds Deferred Interest Series 2015B (a)
06/15/30	0.000%	4,000,000	2,478,560
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/27	4.000%	750,000	865,837
02/01/28	4.000%	1,000,000	1,146,760
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/30	5.000%	1,110,000	1,353,046
06/15/31	5.000%	2,890,000	3,505,946
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,611,552
Union County School District No. 1 La Grande Unlimited General Obligation Bonds Series 2015
06/15/30	4.000%	1,000,000	1,126,940
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	955,952
06/15/21	5.000%	6,575,000	7,802,026
Washington & Multnomah Counties School District No. 48J Beaverton
Refunding Limited General Obligation Notes
Series 2016

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
06/01/30	4.000%	$860,000	$982,627
Refunding Unlimited General Obligation Bonds
Series 2012-B
06/15/23	4.000%	4,090,000	4,727,958
Unlimited General Obligation Bonds
Series 2014
06/15/33	5.000%	4,000,000	4,826,000
Washington County School District No. 1 West Union Unlimited General Obligation Refunding Bonds Hillsboro Series 2012
06/15/20	4.000%	1,400,000	1,569,078
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A
06/15/24	5.000%	1,780,000	2,171,796
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/21	5.500%	1,000,000	1,213,600
Total			150,721,093
MULTI-FAMILY 1.9%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	3,915,000	3,986,801
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,440,000	1,445,674
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/18	4.000%	740,000	773,026
10/01/19	4.000%	780,000	824,710
10/01/20	4.000%	810,000	863,703
10/01/22	4.000%	875,000	941,106
Total			8,835,020
MUNICIPAL POWER 1.8%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/33	5.000%	350,000	423,521
12/01/34	5.000%	400,000	482,132
12/01/35	5.000%	410,000	491,488
12/01/36	5.000%	440,000	523,754
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2011A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
08/01/28	5.000%	$2,200,000	$2,568,302
08/01/29	5.000%	3,410,000	3,965,932
Total			8,455,129
PORTS 0.8%
Port of Morrow
Limited General Obligation Bonds
Series 2013
06/01/22	4.000%	425,000	441,664
06/01/23	4.000%	440,000	455,629
06/01/24	4.000%	460,000	475,263
06/01/25	4.000%	480,000	493,891
06/01/26	4.000%	500,000	512,935
06/01/27	4.000%	515,000	527,751
06/01/28	4.000%	250,000	255,780
Port of St. Helen’s Revenue Bonds Series 1999
08/01/19	5.750%	350,000	350,641
Total			3,513,554
PREP SCHOOL 0.2%
Oregon State Facilities Authority (c)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/25	4.750%	200,000	204,300
06/15/35	5.500%	540,000	553,592
Total			757,892
REFUNDED / ESCROWED 16.0%
City of Portland Prerefunded 04/01/18 Revenue Bonds Broadway Project LLC Series 2008A
04/01/23	6.250%	3,250,000	3,658,103
Clackamas & Washington Counties School District No. 3 Prerefunded 06/15/19 Unlimited General Obligation Bonds West Linn-Wilsonville Series 2009
06/15/24	5.000%	4,150,000	4,676,552
Clackamas County School District No. 12 North Clackamas Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	4,000,000	4,196,800
Columbia Multnomah & Washington Counties School District No. 1J
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Scappoose School District 1J
Series 2009
06/15/23	5.000%	1,000,000	1,127,540
06/15/24	5.000%	1,165,000	1,313,584
06/15/25	5.000%	1,275,000	1,437,614

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Deschutes County Administrative School District No. 1 Bend-La Pine Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007 (NPFGC)
06/15/20	4.500%	$5,000,000	$5,217,950
Deschutes County Hospital Facilities Authority Prerefunded 01/01/19 Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,344,620
Jackson County School District No. 549C Medford
Prerefunded 06/15/18 Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,622,235
06/15/28	4.625%	1,660,000	1,795,273
Oregon State Lottery
Prerefunded 04/01/18 Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,382,748
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/21	5.000%	2,500,000	2,797,275
04/01/27	5.000%	4,000,000	4,475,640
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity (d)
08/01/26	6.000%	5,000,000	6,786,900
State of Oregon Department of Administrative Services
Prerefunded 05/01/17 Certificate of Participation
Series 2007A (NPFGC)
05/01/25	5.000%	2,780,000	2,902,459
05/01/26	5.000%	2,800,000	2,923,340
Prerefunded 05/01/19 Certificate of Participation
Series 2009A
05/01/23	5.000%	3,100,000	3,476,712
State of Oregon Department of Transportation Prerefunded 05/15/19 Revenue Bonds Senior Lien Series 2009A
11/15/27	4.750%	7,000,000	7,817,670
Tri-County Metropolitan Transportation District of Oregon Prerefunded 09/01/19 Revenue Bonds Series 2009A
09/01/21	4.250%	1,815,000	2,016,628
Virgin Islands Public Finance Authority Prerefunded 10/01/18 Revenue Bonds Series 1989A (d)
10/01/18	7.300%	480,000	522,254

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Washington Clackamas & Yamhill Counties School District No. 88J Prerefunded 06/15/17 Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	$8,125,000	$8,479,169
Washington County School District No. 1 West Union Prerefunded 06/15/17 Unlimited General Obligation Bonds Capital Appreciation-Hillsboro Series 2006 (NPFGC) (a)
06/15/25	0.000%	2,565,000	1,769,311
Total			74,740,377
RETIREMENT COMMUNITIES 2.6%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/34	5.125%	4,000,000	4,389,400
Terwilliger Plaza, Inc.
Series 2012
12/01/20	5.000%	1,250,000	1,352,025
12/01/22	5.000%	500,000	564,235
Revenue Bonds
Terwilliger Plaza Project
Series 2006A
12/01/26	5.250%	1,400,000	1,420,566
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/22	5.000%	625,000	732,125
10/01/23	5.000%	645,000	762,829
10/01/24	5.000%	455,000	532,955
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015
07/01/20	3.625%	1,000,000	1,002,800
Series 2015A
07/01/35	5.125%	1,240,000	1,276,952
Total			12,033,887
SINGLE FAMILY 1.0%
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2008G
07/01/28	5.200%	695,000	722,967
Series 2010A
07/01/27	5.250%	305,000	320,918
Series 2011A
07/01/25	5.250%	2,370,000	2,630,605
Series 2011B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SINGLE FAMILY (CONTINUED)
07/01/28	5.250%	$925,000	$997,992
Total			4,672,482
SPECIAL NON PROPERTY TAX 6.7%
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/27	5.000%	1,750,000	2,166,465
Series 2015D
04/01/27	5.000%	2,500,000	3,150,225
04/01/29	5.000%	2,000,000	2,488,960
Revenue Bonds
Series 2012B
04/01/18	3.000%	3,600,000	3,759,228
State of Oregon Department of Transportation Refunding Revenue Bonds Series 2015A
11/15/30	5.000%	8,000,000	9,975,920
Territory of Guam Revenue Bonds Series 2011A (d)
01/01/31	5.000%	1,100,000	1,235,883
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2009A
09/01/18	4.000%	1,000,000	1,075,920
Tri-County Metropolitan Transportation District of Oregon (b)
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/31	4.000%	1,000,000	1,161,140
09/01/32	4.000%	1,250,000	1,441,475
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (d)
10/01/25	5.000%	4,410,000	4,931,482
Total			31,386,698
SPECIAL PROPERTY TAX 4.6%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	3,140,000	3,374,558
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown Water
Series 2011
06/15/18	5.000%	3,095,000	3,362,748
Senior Lien-Oregon Convention Center
Series 2011
06/15/20	5.000%	4,305,000	4,964,225
Series 2015
06/15/24	5.000%	1,480,000	1,706,248
Tax Allocation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Central Eastside
Series 2011B
06/15/26	5.000%	$1,580,000	$1,804,913
06/15/27	5.000%	1,370,000	1,557,868
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,754,662
06/15/26	5.000%	1,440,000	1,623,053
Veneta Urban Renewal Agency Revenue Bonds Urban Renewal Series 2001
02/15/21	5.625%	1,100,000	1,102,739
Total			21,251,014
STATE GENERAL OBLIGATION 2.1%
State of Oregon
Unlimited General Obligation Bonds
Series 2015F
05/01/30	5.000%	5,565,000	6,965,822
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/33	5.000%	750,000	940,267
Series 2016A
08/01/31	3.500%	500,000	542,145
08/01/32	3.500%	500,000	537,465
State of Oregon (a)
Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/17	0.000%	1,050,000	1,040,214
Total			10,025,913
TRANSPORTATION 1.9%
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/25	5.000%	4,775,000	5,581,115
10/01/27	5.000%	3,000,000	3,462,750
Total			9,043,865
WATER & SEWER 6.2%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/22	4.000%	1,240,000	1,427,426
08/01/23	4.000%	1,290,000	1,499,909
City of Eugene Water Utility System (b)
Refunding Revenue Bonds
Utility System
Series 2016
08/01/31	4.000%	165,000	189,560
08/01/32	4.000%	500,000	569,560
City of Portland Water System
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
1st Lien
Series 2006B
10/01/16	5.000%	$4,000,000	$4,076,560
Revenue Bonds
Series 2014A
05/01/28	4.000%	3,390,000	3,848,091
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	1,115,000	1,154,014
03/01/19	5.000%	3,490,000	3,857,671
03/01/22	5.000%	4,620,000	5,468,371
Clackamas River Water
Revenue Bonds
Series 2016
11/01/32	5.000%	200,000	243,880
11/01/33	5.000%	265,000	321,699
11/01/34	5.000%	250,000	302,360
11/01/35	5.000%	225,000	270,711
11/01/36	5.000%	200,000	239,204
Guam Government Waterworks Authority Revenue Bonds Series 2016 (d)
07/01/36	5.000%	700,000	813,918

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Metropolitan Wastewater Management Commission Refunding Revenue Bonds Series 2016 (b)
11/01/25	4.000%	$3,900,000	$4,706,130
Total			28,989,064
Total Municipal Bonds (Cost: $430,567,535)			$462,506,185

	Shares	Value

Money Market Funds 1.0%

Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.160% (e)	4,709,735	$4,709,735

Total Money Market Funds (Cost: $4,709,735)		$4,709,735

Total Investments
(Cost: $435,277,270) (f)		$467,215,920(g)
Other Assets & Liabilities, Net		462,543
Net Assets		$467,678,463

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $757,892 or 0.16% of net assets.

(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2016, the value of these securities amounted to $14,290,437 or 3.06% of net assets.

(e)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(f)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $435,277,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,945,000
Unrealized Depreciation	(6,000)
Net Unrealized Appreciation	$31,939,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	462,506,185	—	462,506,185
Money Market Funds	4,709,735	—	—	4,709,735
Total Investments	4,709,735	462,506,185	—	467,215,920

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.5%
CONSUMER DISCRETIONARY 20.4%
Hotels, Restaurants & Leisure 1.7%
Norwegian Cruise Line Holdings Ltd. (a)	691,700	$33,817,213
Yum! Brands, Inc.	287,200	22,849,632
Total		56,666,845
Household Durables 1.5%
Newell Brands, Inc.	1,098,521	50,026,646
Internet & Catalog Retail 7.0%
Amazon.com, Inc. (a)	195,685	129,071,869
Ctrip.com International Ltd., ADR (a)	542,600	23,662,786
Expedia, Inc.	250,029	28,945,858
Priceline Group, Inc. (The) (a)	36,400	48,909,224
Total		230,589,737
Media 3.8%
Comcast Corp., Class A	1,514,600	92,027,096
DISH Network Corp., Class A (a)	670,600	33,053,874
Total		125,080,970
Multiline Retail 1.7%
Dollar General Corp.	416,200	34,090,942
Hudson’s Bay Co.	1,545,522	20,546,192
Total		54,637,134
Specialty Retail 4.1%
Lowe’s Companies, Inc.	1,065,300	80,984,106
TJX Companies, Inc. (The)	695,600	52,740,392
Total		133,724,498
Textiles, Apparel & Luxury Goods 0.6%
lululemon athletica, Inc. (a)	272,400	17,855,820
TOTAL CONSUMER DISCRETIONARY		668,581,650
CONSUMER STAPLES 11.3%
Beverages 5.2%
Coca-Cola Enterprises, Inc.	479,700	25,174,656
Constellation Brands, Inc., Class A	156,800	24,470,208
Molson Coors Brewing Co., Class B	452,800	43,301,264
PepsiCo, Inc.	764,800	78,743,808
Total		171,689,936
Food & Staples Retailing 3.3%
CVS Health Corp.	675,100	67,847,550
SYSCO Corp.	850,500	39,182,535
Total		107,030,085

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.3%
Tyson Foods, Inc., Class A	159,600	$10,504,872
Tobacco 2.5%
Philip Morris International, Inc.	838,600	82,283,432
TOTAL CONSUMER STAPLES		371,508,325
ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Hess Corp.	404,600	24,122,252
TOTAL ENERGY		24,122,252
FINANCIALS 4.7%
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	1,004,300	40,413,032
BlackRock, Inc.	70,700	25,192,531
Goldman Sachs Group, Inc. (The)	131,900	21,646,109
Invesco Ltd.	984,800	30,538,648
Total		117,790,320
Real Estate Investment Trusts (REITs) 1.1%
Simon Property Group, Inc.	188,900	38,001,013
TOTAL FINANCIALS		155,791,333
HEALTH CARE 16.1%
Biotechnology 6.8%
Alexion Pharmaceuticals, Inc. (a)	314,800	43,845,344
Biogen, Inc. (a)	146,000	40,148,540
BioMarin Pharmaceutical, Inc. (a)	265,500	22,482,540
Celgene Corp. (a)	650,500	67,268,205
Incyte Corp. (a)	228,200	16,492,014
Juno Therapeutics, Inc. (a)	165,600	6,970,104
Novavax, Inc. (a)	1,247,900	6,538,996
Vertex Pharmaceuticals, Inc. (a)	215,700	18,192,138
Total		221,937,881
Health Care Equipment & Supplies 4.0%
Edwards Lifesciences Corp. (a)	354,000	37,598,340
Medtronic PLC	716,378	56,701,319
Zimmer Biomet Holdings, Inc.	331,300	38,354,601
Total		132,654,260

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 0.6%
Aetna, Inc.	175,300	$19,680,931
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	420,500	60,657,125
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	1,304,900	94,187,682
TOTAL HEALTH CARE		529,117,879
INDUSTRIALS 10.6%
Aerospace & Defense 1.1%
Northrop Grumman Corp.	166,100	34,259,786
Air Freight & Logistics 1.9%
FedEx Corp.	384,300	63,451,773
Airlines 1.4%
Delta Air Lines, Inc.	1,113,600	46,403,712
Electrical Equipment 0.9%
AMETEK, Inc.	617,200	29,681,148
Industrial Conglomerates 1.4%
Carlisle Companies, Inc.	456,600	46,527,540
Machinery 3.0%
Ingersoll-Rand PLC	576,200	37,764,148
Snap-On, Inc.	153,000	24,369,840
Stanley Black & Decker, Inc.	310,700	34,773,544
Total		96,907,532
Road & Rail 0.9%
Kansas City Southern	313,700	29,723,075
TOTAL INDUSTRIALS		346,954,566
INFORMATION TECHNOLOGY 31.2%
Communications Equipment 1.0%
Palo Alto Networks, Inc. (a)	214,900	32,421,963
Internet Software & Services 9.9%
Alibaba Group Holding Ltd., ADR (a)	347,400	26,728,956

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Alphabet, Inc., Class A (a)	138,556	$98,081,021
Alphabet, Inc., Class C (a)	117,773	81,617,867
Facebook, Inc., Class A (a)	1,012,300	119,026,234
Total		325,454,078
IT Services 3.4%
PayPal Holdings, Inc. (a)	531,700	20,832,006
Visa, Inc., Class A	1,163,200	89,845,568
Total		110,677,574
Semiconductors & Semiconductor Equipment 3.9%
Broadcom Ltd.	318,000	46,348,500
NVIDIA Corp.	879,900	31,262,847
NXP Semiconductors NV (a)	280,974	23,961,462
Qorvo, Inc. (a)	582,000	26,207,460
Total		127,780,269
Software 9.5%
Electronic Arts, Inc. (a)	910,200	56,295,870
Microsoft Corp.	2,233,200	111,369,684
Red Hat, Inc. (a)	857,100	62,885,427
Salesforce.com, Inc. (a)	681,600	51,665,280
ServiceNow, Inc. (a)	433,700	31,000,876
Total		313,217,137
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	1,232,262	115,512,240
TOTAL INFORMATION TECHNOLOGY		1,025,063,261
MATERIALS 1.5%
Chemicals 1.5%
Eastman Chemical Co.	626,200	47,829,156
TOTAL MATERIALS		47,829,156
Total Common Stocks (Cost: $2,544,159,241)		$3,168,968,422

Convertible Preferred Stocks 0.6%
HEALTH CARE 0.6%
Pharmaceuticals 0.6%
Allergan PLC, 5.500%	25,100	20,368,399
TOTAL HEALTH CARE		20,368,399
Total Convertible Preferred Stocks (Cost: $23,777,348)		$20,368,399

Issuer	Shares	Value

Warrants —%
HEALTH CARE —%
Health Care Providers & Services —%
HealthSouth Corp. (a)	9,070	$32,743
TOTAL HEALTH CARE		32,743
Total Warrants (Cost: $—)		$32,743

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.422% (b)(c)	102,155,988	$102,155,988
Total Money Market Funds (Cost: $102,155,988)		$102,155,988
Total Investments
(Cost: $2,670,092,577) (d)		$3,291,525,552(e)
Other Assets & Liabilities, Net		(7,752,600)
Net Assets		$3,283,772,952

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            The rate shown is the seven-day current annualized yield at April 30, 2016.

(c)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	152,443,896	579,888,731	(630,176,639)	102,155,988	279,397	102,155,988

(d)            At April 30, 2016, the cost of securities for federal income tax purposes was approximately $2,670,093,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$717,056,000
Unrealized Depreciation	(95,623,000)
Net Unrealized Appreciation	$621,433,000

(e)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	668,581,650	—	—	668,581,650
Consumer Staples	371,508,325	—	—	371,508,325
Energy	24,122,252	—	—	24,122,252
Financials	155,791,333	—	—	155,791,333
Health Care	529,117,879	—	—	529,117,879
Industrials	346,954,566	—	—	346,954,566
Information Technology	1,025,063,261	—	—	1,025,063,261
Materials	47,829,156	—	—	47,829,156
Total Common Stocks	3,168,968,422	—	—	3,168,968,422
Convertible Preferred Stocks
Health Care	20,368,399	—	—	20,368,399
Warrants
Health Care	32,743	—	—	32,743
Investments measured at net asset value
Money Market Funds	—	—	—	102,155,988
Total Investments	3,189,369,564	—	—	3,291,525,552

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Tax-Exempt Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.4%
ALABAMA 0.8%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$7,500,000	$7,545,000
Lower Alabama Gas District (The) Revenue Bonds Series 2016A
09/01/46	5.000%	21,885,000	27,893,308
Total			35,438,308

ALASKA 0.6%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	18,330,000	20,744,244
10/01/41	7.750%	4,350,000	4,946,037
Total			25,690,281

ARIZONA 1.9%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/42	5.000%	7,000,000	8,058,190
Revenue Bonds
Banner Health
Series 2008D
01/01/32	5.375%	7,800,000	8,342,802
Series 2014A
01/01/44	5.000%	15,000,000	17,163,300
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05/15/35	5.000%	13,750,000	15,427,087
Industrial Development Authority of the County of Pima (The) (a)
Revenue Bonds
GNMA Mortgage-Backed Securities
Series 1989 Escrowed to Maturity AMT
09/01/21	8.200%	8,085,000	10,049,817
Industrial Development Authority of the County of Pima (The) (b)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/45	5.625%	2,680,000	2,724,756
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	9,775,000	11,001,567

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007
12/01/32	5.000%	$5,400,000	$6,612,084
Total			79,379,603

ARKANSAS 0.3%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/39	5.000%	8,725,000	10,016,038
12/01/42	5.000%	2,000,000	2,292,540
Total			12,308,578

CALIFORNIA 12.1%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/26	6.125%	3,420,000	4,005,230
07/01/41	6.125%	7,015,000	8,072,161
Revenue Bonds
Sharp Healthcare
Series 2009
08/01/39	6.250%	4,000,000	4,633,200
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	1,265,000	1,261,192
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11	0.000%	379,550	189,505
01/01/16	8.375%	1,740,000	586,015
10/01/19	8.750%	8,670,000	2,919,102
Series 2010
10/01/20	8.375%	1,415,000	536,554
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	110,000	125,181
Providence Health & Services
Series 2008C
10/01/28	6.250%	2,000,000	2,266,120
California Municipal Finance Authority
Revenue Bonds
American Heritage Education Foundation Project
Series 2006A
06/01/36	5.250%	1,750,000	1,751,575
Biola University
Series 2008
10/01/34	5.875%	4,000,000	4,330,720
California Municipal Finance Authority (a)(b)(d)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32	7.500%	$1,830,000	$1,699,027
California Pollution Control Financing Authority Revenue Bonds Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT (a)(b)
12/01/27	7.000%	2,000,000	2,011,740
California School Finance Authority (b)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/46	6.375%	3,000,000	3,184,590
07/01/46	6.375%	415,000	440,535
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/37	5.000%	4,660,000	5,380,716
Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	7,110,660
Various Correctional Facilities
Series 2014A
09/01/39	5.000%	7,000,000	8,298,080
California Statewide Communities Development Authority
Prerefunded 01/01/19 Revenue Bonds
Aspire Public Schools
Series 2010
07/01/30	6.000%	3,555,000	4,023,478
Prerefunded 05/15/18 Revenue Bonds
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	5,500,000	6,061,660
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/29	5.000%	1,650,000	1,743,588
11/01/34	5.000%	3,700,000	3,837,492
Revenue Bonds
California Baptist University
Series 2014A
11/01/33	6.125%	1,560,000	1,742,036
11/01/43	6.375%	1,035,000	1,165,514
John Muir Health
Series 2006A
08/15/32	5.000%	1,000,000	1,013,730
Lancer Plaza Project
Series 2013
11/01/43	5.875%	1,875,000	1,974,825
Loma Linda University Medical Center
Series 2014
12/01/44	5.250%	3,500,000	3,815,245

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC) (f)
08/01/24	0.000%	$9,445,000	$7,939,561
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/22	4.000%	1,500,000	1,662,330
09/01/24	5.000%	1,110,000	1,280,352
09/01/25	5.000%	790,000	903,918
09/01/26	5.000%	1,230,000	1,398,362
09/01/27	5.000%	1,280,000	1,447,232
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A Escrowed to Maturity (GNMA/FNMA)
05/01/23	7.600%	5,575,000	6,849,389
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/21	5.125%	765,000	834,500
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	1,735,000	1,934,924
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/39	5.750%	4,000,000	4,398,120
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/33	6.250%	3,845,000	4,575,396
Series 2014A
01/15/46	5.750%	19,005,000	22,306,549
Foothill-Eastern Transportation Corridor Agency (f)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 1995A Escrowed to Maturity
01/01/18	0.000%	10,000,000	9,849,300
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC) (f)
08/01/22	0.000%	2,180,000	1,896,840
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/29	5.000%	4,800,000	5,410,080

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC) (f)
08/01/23	0.000%	$9,790,000	$8,399,037
Perris Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	8,525,825
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	4,500,000	5,106,195
05/15/39	5.250%	17,000,000	19,290,070
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2014A AMT (a)
05/01/44	5.000%	24,000,000	27,174,480
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2009D
08/01/31	6.500%	500,000	590,540
08/01/39	6.625%	1,500,000	1,777,620
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM) (f)
08/01/18	0.000%	1,785,000	1,743,909
State of California
Prerefunded 06/01/17 Unlimited General Obligation Bonds
Various Purpose
Series 2007
06/01/37	5.000%	7,990,000	8,373,600
06/01/37	5.000%	5,155,000	5,402,492
Prerefunded 10/01/16 Unlimited General Obligation Bonds
Series 2006
10/01/36	4.500%	755,000	767,624
10/01/36	4.500%	3,260,000	3,314,507
Refunding Unlimited General Obligation Notes
Various Purpose
Series 2016
09/01/36	4.000%	2,000,000	2,217,880
Unlimited General Obligation Bonds
Various Purpose
Series 2007
12/01/32	5.000%	8,000,000	8,538,560
11/01/37	5.000%	18,000,000	19,109,520
12/01/37	5.000%	10,200,000	10,863,204
Series 2008
03/01/27	5.500%	1,000,000	1,084,270
03/01/38	5.250%	8,250,000	8,895,068
Series 2009
04/01/31	5.750%	32,500,000	37,116,950
04/01/35	6.000%	15,000,000	17,224,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
04/01/38	6.000%	$22,500,000	$25,794,900
11/01/39	5.500%	15,520,000	17,850,483
Series 2010
03/01/30	5.250%	3,000,000	3,481,440
03/01/33	6.000%	5,000,000	5,943,300
03/01/40	5.500%	17,200,000	20,086,332
Series 2011
09/01/30	5.250%	8,750,000	10,462,025
Series 2012
04/01/35	5.250%	19,275,000	22,994,497
Series 2016
09/01/35	4.000%	3,895,000	4,340,354
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	34,950,000	35,913,571
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,025
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/27	5.000%	1,275,000	1,457,516
09/01/28	5.000%	1,315,000	1,499,113
09/01/29	5.000%	1,405,000	1,590,896
09/01/30	5.000%	1,480,000	1,673,673
09/01/31	5.000%	1,555,000	1,749,173
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	2,320,000	2,736,556
Total			509,962,329

COLORADO 2.4%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/17	4.800%	320,000	321,222
12/01/22	4.950%	1,570,000	1,576,202
12/01/26	5.000%	1,575,000	1,581,300
City & County of Denver Refunding Revenue Bonds United Air Lines Project Series 2007A AMT (a)
10/01/32	5.250%	5,000,000	5,209,650
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartments LLC
Series 2008
06/01/33	5.500%	2,000,000	2,168,580
06/01/38	5.500%	6,000,000	6,505,740
Colorado Educational & Cultural Facilities Authority (b)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/34	5.125%	1,525,000	1,640,747

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
07/01/44	5.375%	$2,100,000	$2,257,794
07/01/49	5.500%	925,000	995,883
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/33	5.000%	5,500,000	6,066,610
Series 2015
12/01/35	5.000%	3,800,000	4,215,378
Valley View Hospital Association
Series 2008
05/15/28	5.500%	5,745,000	6,211,551
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/45	5.250%	10,000,000	11,338,000
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	310,000	311,116
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	5,000,000	5,657,400
E-470 Public Highway Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	5,720,105
Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	17,902,872
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/30	5.750%	1,500,000	1,625,475
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,806,337
12/15/37	5.500%	3,100,000	3,136,797
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/29	6.000%	5,000,000	5,757,900
Revenue Bonds
Series 2012A
11/15/42	5.000%	7,325,000	8,268,460
Total			101,275,119

CONNECTICUT 0.9%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,015,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	$10,000	$10,355
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10
06/15/28	5.000%	750,000	825,638
Connecticut State Development Authority
Prerefunded 08/15/17 Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007
08/15/27	5.500%	2,375,000	2,518,284
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/28	4.375%	1,500,000	1,689,225
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/41	5.000%	1,625,000	1,855,652
Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	2,002,200
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,596,518
07/01/26	5.250%	1,045,000	1,347,298
Middlesex Hospital
Series 2011N
07/01/24	5.000%	425,000	486,221
07/01/26	5.000%	900,000	1,016,433
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	564,270
Stamford Hospital
Series 2012J
07/01/37	5.000%	1,000,000	1,104,170
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,170,234
07/01/29	5.000%	860,000	974,397
Western Connecticut Health
Series 2011M
07/01/41	5.375%	1,500,000	1,691,655
Western Connecticut Health Network
Series 2011
07/01/29	5.000%	1,000,000	1,121,590
Connecticut State Health & Educational Facility Authority (b)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/46	5.000%	1,250,000	1,334,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	$8,750,000	$10,338,300
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	1,750,000	1,870,242
University of Connecticut Revenue Bonds Series 2009A
02/15/28	5.000%	500,000	552,780
Total			36,084,702

DELAWARE 0.2%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/31	5.400%	5,000,000	5,623,900
Revenue Bonds
Newark Charter School
Series 2012
09/01/32	4.625%	2,000,000	2,097,340
09/01/42	5.000%	1,350,000	1,439,141
Total			9,160,381

DISTRICT OF COLUMBIA 0.3%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/44	5.000%	9,090,000	10,511,858
Friendship Public Charter School
Series 2016
06/01/46	5.000%	1,385,000	1,536,643
Revenue Bonds
KIPP Charter School
Series 2013
07/01/33	6.000%	250,000	292,785
07/01/48	6.000%	1,150,000	1,330,895
Total			13,672,181

FLORIDA 5.1%
Brevard County Housing Finance Authority Revenue Bonds Compound Interest Series 1985 (FGIC/MGIC) (f)
04/01/17	0.000%	375,000	341,288
Capital Trust Agency, Inc. (b)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Series 2015
12/01/45	7.000%	$1,665,000	$1,715,200
Capital Trust Agency, Inc. (d)(e)
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32	0.000%	1,820,000	364,109
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015
11/15/45	5.000%	22,000,000	25,010,260
County of Broward Airport System (a)
Refunding Revenue Bonds
Series 2012P-1 AMT
10/01/25	5.000%	6,000,000	7,096,560
Revenue Bonds
Series 2015A AMT
10/01/45	5.000%	14,000,000	15,974,420
County of Miami-Dade Aviation (a)
Refunding Revenue Bonds
Series 2014A AMT
10/01/33	5.000%	10,000,000	11,542,900
10/01/36	5.000%	21,400,000	24,376,098
County of Seminole Water & Sewer Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	930,000	1,016,062
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/22	5.500%	1,240,000	1,369,902
06/15/32	6.000%	4,000,000	4,385,240
06/15/43	6.125%	5,000,000	5,472,600
Renaissance Charter School Projects
Series 2013A
06/15/44	8.500%	15,000,000	17,526,150
Florida Development Finance Corp. (b)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/34	5.875%	420,000	431,147
06/15/44	6.000%	3,100,000	3,155,552
Renaissance Charter School
Series 2015
06/15/46	6.125%	4,000,000	4,080,680
Renaissance Charter School Inc. Projects
Series 2015
06/15/35	6.000%	4,000,000	4,115,680
Highlands County Health Facilities Authority Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006G
11/15/21	5.125%	70,000	71,716

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Hillsborough County Aviation Authority Revenue Bonds Tampa International Airport Series 2015A
10/01/44	5.000%	$11,115,000	$12,883,841
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	5,220,800
Miami-Dade County Expressway Authority Revenue Bonds Series 2014A
07/01/44	5.000%	5,000,000	5,688,700
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/40	7.250%	7,000,000	9,171,470
Refunding Revenue Bonds
Series 2015A
10/01/35	5.000%	3,765,000	4,305,842
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,498,040
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT (a)(b)
07/01/36	8.000%	12,000,000	12,577,440
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/31	5.000%	1,500,000	1,724,400
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/34	7.250%	685,000	834,563
Sarasota County Public Hospital District Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	6,980,000	8,649,337
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (b)(c)
10/01/27	5.250%	9,750,000	10,140,195
State of Florida Unlimited General Obligation Bonds Capital Outlay 2008 Series 2009B
06/01/26	5.000%	5,525,000	6,050,262

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	$2,500,000	$3,034,225
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,705,000	2,709,003
Total			213,533,682

GEORGIA 1.4%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08/01/25	5.000%	1,250,000	1,254,600
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	7,142,687
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	30,000,000	33,549,300
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014 (b)(f)
06/01/24	0.000%	625,000	398,869
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992N
07/01/18	6.250%	220,000	233,471
Series 1992P (AMBAC)
07/01/20	6.250%	3,335,000	3,656,861
Series 2007A (AMBAC)
07/01/26	5.250%	1,000,000	1,291,400
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC IBC)
01/01/18	6.600%	1,880,000	2,002,632
Unrefunded Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	4,610,000	4,868,898

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	$3,000,000	$3,058,950
Total			57,457,668

GUAM 0.1%
Territory of Guam (c)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	4,150,000	4,644,971
Series 2011A
01/01/42	5.125%	800,000	887,368
Total			5,532,339

HAWAII 0.7%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	6,500,000	7,284,225
Series 2010B
07/01/30	5.625%	1,220,000	1,397,730
07/01/40	5.750%	1,630,000	1,848,273
State of Hawaii Airports System Certificate of Participation Series 2013 AMT (a)
08/01/28	5.000%	1,775,000	2,056,125
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/21	5.000%	1,000,000	1,131,100
11/15/27	5.000%	1,400,000	1,565,788
11/15/32	5.125%	1,300,000	1,436,994
11/15/37	5.250%	1,945,000	2,150,898
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/29	8.750%	965,000	1,183,601
11/15/44	9.000%	3,000,000	3,680,130
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	1,430,000	1,618,374
07/01/43	6.875%	2,795,000	3,177,216
Total			28,530,454

IDAHO 0.6%
Idaho Health Facilities Authority
Prerefunded 12/01/18 Revenue Bonds
Trinity Health Group
Series 2008B
12/01/23	6.000%	1,000,000	1,133,980

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IDAHO (CONTINUED)
12/01/33	6.250%	$6,000,000	$6,842,220
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/34	7.750%	9,135,000	10,083,944
10/01/44	8.000%	3,635,000	4,046,409
10/01/49	8.125%	4,365,000	4,864,094
Total			26,970,647

ILLINOIS 13.5%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014A AMT (a)
01/01/41	5.000%	10,000,000	11,157,900
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/46	5.000%	7,310,000	8,436,910
Chicago O’Hare International Airport (a)
Revenue Bonds
Series 2015C AMT
01/01/46	5.000%	6,500,000	7,244,120
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/34	5.000%	1,250,000	1,388,163
01/01/39	5.000%	2,970,000	3,265,604
Revenue Bonds
2nd Lien
Series 2014
01/01/39	5.000%	4,000,000	4,375,120
01/01/44	5.000%	4,000,000	4,352,720
City of Chicago Wastewater Transmission (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A (NPFGC)
01/01/20	0.000%	7,275,000	6,460,418
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/34	5.000%	1,000,000	1,108,750
11/01/39	5.000%	2,000,000	2,173,040
11/01/44	5.000%	2,850,000	3,103,052
City of Chicago
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	2,665,000	2,726,828
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/40	5.000%	27,625,000	26,369,167
Series 2012A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
01/01/33	5.000%	$7,450,000	$7,220,093
01/01/34	5.000%	10,510,000	10,162,014
Series 2009C
01/01/34	5.000%	1,890,000	1,827,422
01/01/40	5.000%	26,730,000	25,514,854
Series 2015A
01/01/33	5.500%	8,350,000	8,331,212
01/01/39	5.500%	1,500,000	1,492,185
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/30	5.250%	4,200,000	4,179,420
01/01/33	5.250%	10,250,000	10,125,975
01/01/34	5.000%	5,000,000	4,834,450
01/01/35	5.000%	3,000,000	2,897,370
01/01/36	5.000%	21,360,000	20,581,428
Series 2005D
01/01/40	5.500%	2,000,000	1,987,520
Series 2007E
01/01/42	5.500%	1,000,000	994,470
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/20	8.250%	1,015,000	1,261,341
01/01/23	8.250%	1,420,000	1,968,489
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC) (f)
01/01/21	0.000%	2,675,000	2,399,475
Illinois Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/39	6.625%	8,000,000	9,372,480
Prerefunded 08/01/17 Revenue Bonds
Sherman Health System
Series 2007A
08/01/37	5.500%	11,000,000	11,654,390
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	39,300,000	46,873,110
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/38	5.000%	20,145,000	23,160,505
Series 2015B
11/15/39	5.000%	6,590,000	7,565,254
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/44	5.000%	9,400,000	10,525,838
Swedish Covenant
Series 2010A
08/15/38	6.000%	12,505,000	13,983,216

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	$5,550,000	$6,388,605
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	2,000,000	2,313,000
Series 2009B
08/15/30	5.750%	10,000,000	11,565,000
Riverside Health System
Series 2009
11/15/35	6.250%	8,200,000	9,474,936
South Suburban
Series 1992 Escrowed to Maturity
02/15/18	7.000%	840,000	901,488
Illinois Finance Authority (f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	68,000,000	64,459,240
Illinois Sports Facilities Authority (The) Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC) (f)
06/15/18	0.000%	4,000,000	3,787,960
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/36	5.000%	5,000,000	5,841,550
01/01/38	5.000%	6,650,000	7,730,359
01/01/39	5.000%	5,000,000	5,803,950
Lake County School District No. 56 Gurnee
Unlimited General Obligation Bonds
Series 1997 Escrowed to Maturity (NPFGC)
01/01/17	9.000%	1,235,000	1,304,740
Unrefunded Unlimited General Obligation Bonds
Series 1997 (NPFGC)
01/01/17	9.000%	155,000	163,262
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	13,210,000	16,626,106
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	15,000,000	17,925,150
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/20	7.750%	4,325,000	4,920,423
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	7,631,010
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
06/15/23	6.000%	$4,000,000	$5,118,760
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/26	6.000%	3,000,000	3,610,380
Series 2004A
03/01/34	5.000%	3,000,000	3,003,750
Series 2006
01/01/31	5.500%	7,985,000	9,382,135
Series 2012
03/01/35	5.000%	2,725,000	2,865,501
03/01/36	5.000%	2,000,000	2,097,820
Series 2013
07/01/38	5.500%	4,125,000	4,507,264
Series 2013A
04/01/36	5.000%	8,000,000	8,454,560
Series 2014
05/01/36	5.000%	2,300,000	2,448,120
02/01/39	5.000%	23,000,000	24,267,990
04/01/39	5.000%	10,000,000	10,561,700
05/01/39	5.000%	6,175,000	6,525,122
Series 2016
01/01/41	5.000%	9,580,000	10,214,867
Total			570,969,051

INDIANA 1.6%
County of Jasper
Refunding Revenue Bonds
Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/19	5.850%	3,000,000	3,352,260
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	2,000,000	2,088,340
Crown Point Multi School Building Corp. Revenue Bonds 1st Mortgage Series 2000 (NPFGC) (f)
01/15/19	0.000%	8,165,000	7,875,959
Hospital Authority of Vigo County Revenue Bonds Union Hospital, Inc. Series 2007 (b)
09/01/37	5.700%	3,950,000	4,072,964
Indiana Finance Authority
Refunding Revenue Bonds
Series 2007A (NPFGC)
06/01/29	4.500%	10,000,000	10,230,600
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	4,000,000	4,383,880
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/31	5.250%	8,335,000	9,840,051
BHI Senior Living
Series 2011
11/15/31	5.500%	1,175,000	1,311,288

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
11/15/41	5.750%	$5,655,000	$6,336,427
Parkview Health System
Series 2009A
05/01/31	5.750%	6,500,000	7,374,640
Indiana Finance Authority (a)
Revenue Bonds
I-69 Development Partners LLC
Series 2014 AMT
09/01/40	5.250%	8,000,000	8,840,080
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT (a)(d)(e)
11/15/31	0.000%	1,022,832	6,996
Total			65,713,485

IOWA 0.5%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011
06/15/36	5.250%	6,000,000	6,670,500
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/32	5.500%	1,500,000	1,545,660
09/01/37	5.500%	2,500,000	2,556,125
09/01/43	5.750%	2,630,000	2,714,134
Iowa Student Loan Liquidity Corp. (a)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/26	5.600%	5,365,000	5,786,206
12/01/27	5.700%	3,695,000	3,961,298
Total			23,233,923

KANSAS 1.0%
City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012
12/15/29	5.250%	11,000,000	9,985,910
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2015
09/01/45	5.000%	29,000,000	33,513,270
Total			43,499,180

KENTUCKY 1.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY (CONTINUED)
Series 2010B
03/01/40	6.375%	$5,800,000	$6,687,748
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,465,664
12/01/38	6.000%	2,850,000	3,080,508
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	14,550,000	16,822,855
Kentucky Municipal Power Agency Refunding Revenue Bonds Series 2015A
09/01/42	5.000%	6,600,000	7,535,022
Louisville & Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	14,000,000	15,229,480
Total			52,821,277

LOUISIANA 3.0%
Louisiana Housing Corp. Revenue Bonds Homeownership Program Series 2008A (GNMA/FHLMC)
12/01/23	4.875%	490,000	515,186
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	7,518,812
Louisiana Public Facilities Authority
Unrefunded Revenue Bonds
Tulane University Project
Series 2007 (NPFGC)
02/15/26	5.000%	905,000	933,888
Louisiana Public Facilities Authority (a)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	25,000,000	28,084,500
Louisiana Public Facilities Authority (a)(b)(d)
Revenue Bonds
Louisiana Pellets, Inc. Project
Series 2015 AMT
07/01/39	7.750%	10,000,000	5,805,100
Louisiana Public Facilities Authority (a)(d)(e)
Revenue Bonds
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39	10.500%	10,000,000	5,805,200
New Orleans Aviation Board
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Consolidated Rental Car
Series 2009A
01/01/30	6.250%	$5,250,000	$5,842,148
01/01/40	6.500%	20,400,000	22,935,516
New Orleans Aviation Board (a)
Revenue Bonds
Series 2015B AMT
01/01/45	5.000%	21,150,000	23,689,057
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010
12/01/40	4.000%	7,900,000	8,615,661
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	14,600,000	14,975,512
Total			124,720,580

MARYLAND 1.3%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	6,587,000	6,598,857
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	5,100,900
Maryland Economic Development Corp.
Prerefunded 06/01/18 Revenue Bonds
University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	1,600,000	1,765,024
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	2,000,000	1,928,220
Revenue Bonds
Salisbury University Project
Series 2012
06/01/30	5.000%	400,000	430,588
Towson University Project
Senior Series 2012
07/01/29	5.000%	650,000	737,614
Maryland Health & Higher Educational Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Washington County Hospital
Series 2008
01/01/33	5.750%	3,495,000	3,786,029
Prerefunded 07/01/19 Revenue Bonds
Anne Arundel Health System
Series 2009A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND (CONTINUED)
07/01/39	6.750%	$5,000,000	$5,921,300
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/42	4.000%	5,250,000	5,422,830
Meritus Medical Center Issue
Series 2015
07/01/45	5.000%	3,000,000	3,405,750
Western Maryland Health System
Series 2014
07/01/34	5.250%	6,885,000	7,994,655
Revenue Bonds
University of Maryland Medical System
Series 2005 (AMBAC)
07/01/28	5.250%	3,000,000	3,235,470
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	6,615,223	6,612,113
Total			52,939,350

MASSACHUSETTS 3.4%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	1,000,000	1,121,280
Boston Water & Sewer Commission Revenue Bonds General Senior Series 1993A
11/01/19	5.250%	2,900,000	3,127,969
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	4,500,000	5,905,530
01/01/30	5.500%	2,500,000	3,360,475
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994C (AGM)
03/01/19	7.000%	915,000	971,602
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	2,003,895
Senior Series 2008B
07/01/27	5.250%	710,000	938,329
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	625,000	738,431
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/30	5.250%	1,000,000	1,350,970

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	$12,445,000	$13,281,180
Massachusetts Department of Transportation Revenue Bonds Capital Appreciation Senior Series 1997C (NPFGC) (f)
01/01/18	0.000%	4,700,000	4,618,408
Massachusetts Development Finance Agency
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/29	5.000%	80,000	97,767
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,145,000	1,147,656
Revenue Bonds
Adventcare Project
Series 2007A
10/15/28	6.650%	5,000,000	5,161,900
Boston College
Series 2009Q-2
07/01/29	5.000%	1,455,000	1,635,304
Covenant Health System Obligation Group
Series 2012
07/01/31	5.000%	1,000,000	1,116,660
Evergreen Center, Inc.
Series 2005
01/01/35	5.500%	750,000	750,855
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,141,800
Linden Ponds, Inc. Facility
Series 2011A-2
11/15/46	5.500%	154,325	140,672
Partners Healthcare
Series 2012L
07/01/36	5.000%	1,000,000	1,157,340
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,617,640
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/29	5.000%	425,000	476,111
Education-Dexter School Project
Series 2007
05/01/26	4.500%	190,000	194,036
Massachusetts Development Finance Agency (d)(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	767,588	4,437
Massachusetts Educational Financing Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2009I
01/01/28	6.000%	$480,000	$510,062
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/25	5.000%	12,450,000	14,629,372
01/01/27	5.000%	3,000,000	3,504,930
Issue I
Series 2010B AMT
01/01/31	5.700%	4,805,000	5,216,116
Series 2008H (AGM) AMT
01/01/30	6.350%	4,715,000	4,951,740
Series 2011J AMT
07/01/33	5.625%	1,705,000	1,891,987
Series 2012J AMT
07/01/25	4.625%	5,560,000	5,873,640
07/01/28	4.900%	730,000	766,186
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Caregroup, Inc.
Series 1998B-2 (NPFGC)
02/01/28	5.375%	1,380,000	1,508,864
Series 2008E-1
07/01/33	5.125%	3,000,000	3,192,300
Harvard University
Series 2009A
11/15/36	5.500%	1,000,000	1,121,580
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,118,670
Milford Regional Medical Center
Series 2007E
07/15/22	5.000%	1,250,000	1,302,237
07/15/32	5.000%	4,720,000	4,865,470
07/15/37	5.000%	500,000	514,135
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	11,400,000	12,765,264
Springfield College
Series 2010
10/15/40	5.625%	4,500,000	4,959,000
Suffolk University
Series 2009A
07/01/30	6.250%	1,000,000	1,145,420
Tufts University
Series 2009M
02/15/28	5.500%	1,000,000	1,327,980
Unrefunded Revenue Bonds
South Shore
Series 1999F
07/01/29	5.750%	1,845,000	1,853,358
Massachusetts Housing Finance Agency (a)
Revenue Bonds
Housing
Series 2011A AMT
12/01/36	5.250%	1,185,000	1,252,095
Series 2010C AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
12/01/30	5.000%	$1,000,000	$1,055,520
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC) AMT (a)
07/01/32	5.000%	2,000,000	2,075,880
Massachusetts State College Building Authority
Prerefunded 05/01/18 Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,254,790
Massachusetts State College Building Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/23	0.000%	3,000,000	2,675,100
Massachusetts Water Resources Authority Revenue Bonds Series 1992A Escrowed to Maturity
07/15/19	6.500%	3,240,000	3,485,398
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,513,780
Total			143,391,121

MICHIGAN 2.9%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 (d)(e)
06/01/22	5.500%	2,000,000	1,694,620
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	11,925,000	13,269,663
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/36	5.000%	4,105,000	4,483,112
07/01/41	5.250%	8,765,000	9,658,767
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/34	5.000%	5,000	5,016
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	398,217
11/01/22	5.000%	750,000	759,863
11/01/32	4.750%	1,170,000	1,134,830

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Grand Traverse County Hospital Finance Authority Revenue Bonds Munson Healthcare Series 2014A
07/01/47	5.000%	$1,200,000	$1,341,540
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-6
07/01/33	5.000%	1,070,000	1,229,056
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/44	5.000%	16,760,000	19,304,838
Local Government Loan Program - Detroit
Series 2015
07/01/34	5.000%	1,595,000	1,842,145
07/01/35	5.000%	4,830,000	5,553,389
Senior Lien-Detroit Water & Sewer
Series 2014C-1
07/01/44	5.000%	2,000,000	2,186,040
Michigan Finance Authority (a)
Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-2 AMT
07/01/44	5.000%	1,500,000	1,604,085
Michigan Strategic Fund Refunding Revenue Bonds Collateral Detroit Fund-Pollution Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,167,472
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,292,860
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/39	5.000%	9,425,000	10,697,469
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,171,449
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/45	5.000%	21,445,000	24,477,109
Wayne County Airport Authority (a)
Refunding Revenue Bonds
Series 2015F AMT
12/01/33	5.000%	11,495,000	12,998,891

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	$905,000	$1,045,863
Total			120,316,294

MINNESOTA 3.1%
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015
07/01/45	6.125%	11,775,000	12,494,335
City of Minneapolis Prerefunded 11/15/18 Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	7,500,000	8,609,400
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	10,775,000	11,873,080
07/01/30	5.750%	3,200,000	3,543,328
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	16,825,000	19,382,568
County of Meeker Revenue Bonds Hospital Facilities Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,818,758
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/30	5.000%	900,000	1,063,161
11/15/40	5.000%	935,000	1,075,783
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	4,000,000	4,329,720
03/01/40	6.500%	2,800,000	3,037,300
Southern Minnesota Municipal Power Agency (f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/22	0.000%	27,500,000	24,856,150
01/01/23	0.000%	26,500,000	23,312,580
01/01/25	0.000%	17,500,000	14,587,650
Total			129,983,813

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSISSIPPI 0.4%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	$2,470,000	$3,076,632
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	6,198,085
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	5,515,000	5,966,789
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	445,000	445,454
Total			15,686,960

MISSOURI 1.6%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/25	6.000%	1,430,000	1,509,422
11/01/39	6.875%	1,500,000	1,587,975
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Senior Series 2010
02/01/42	5.500%	2,000,000	2,174,020
Series 2011
02/01/31	5.750%	1,730,000	1,924,694
02/01/41	6.000%	2,600,000	2,900,404
Series 2014
02/01/35	5.000%	7,350,000	8,092,791
02/01/44	5.000%	12,725,000	13,920,514
Industrial Development Authority of the City of St. Louis (The) Revenue Bonds Convention Center Hotel Series 2000 (AMBAC) (f)
07/15/18	0.000%	2,000,000	1,924,000
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	13,585,080
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT (a)
03/15/29	5.200%	6,385,000	8,103,395

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
St. Louis Area Housing Finance Corp. Revenue Bonds Wellington Arms III Project Series 1979
01/01/21	7.375%	$731,579	$732,999
St. Louis County Industrial Development Authority
Prerefunded 12/01/17 Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	7,000,000	7,627,900
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/33	5.500%	2,750,000	3,114,540
Total			67,197,734

NEBRASKA 1.2%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	964,512
Madonna Rehabilitation Hospital
Series 2014
05/15/28	5.000%	2,025,000	2,324,437
05/15/29	5.000%	2,125,000	2,426,729
05/15/30	5.000%	2,000,000	2,283,980
05/15/36	5.000%	1,000,000	1,115,490
05/15/44	5.000%	6,400,000	7,096,320
Douglas County Hospital Authority No. 3 Refunding Revenue Bonds Health Facilities - Nebraska Methodist Health System Series 2015
11/01/45	5.000%	12,500,000	14,243,625
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,656,440
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,327,136
Total			50,438,669

NEVADA 1.3%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,500,000	2,748,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (b)
06/15/28	6.750%	$2,000,000	$2,124,860
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A
07/01/34	5.250%	12,000,000	13,530,240
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/34	5.125%	18,750,000	20,976,562
County of Clark (a)
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) AMT
10/01/35	4.850%	5,000,000	5,004,700
Henderson Local Improvement Districts Special Assessment Bonds No. T-18 Series 2006T-18
09/01/35	5.300%	7,610,000	6,612,177
State of Nevada Department of Business & Industry (a)
Revenue Bonds
Republic Services, Inc. Project
Series 2003 AMT
12/01/26	5.625%	2,000,000	2,141,640
State of Nevada Department of Business & Industry (b)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/35	5.000%	1,025,000	1,050,933
Total			54,189,812

NEW JERSEY 2.8%
Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,500,000	45,000
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37	6.250%	4,000,000	158,000
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	14,500,000	17,795,125
Series 2005N-1 (NPFGC)
09/01/27	5.500%	5,000,000	6,036,700
Revenue Bonds
Lions Gate Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2014
01/01/34	5.000%	$1,000,000	$1,040,630
01/01/44	5.250%	2,000,000	2,094,300
MSU Student Housing Project-Provident
Series 2010
06/01/31	5.750%	4,350,000	4,908,801
06/01/42	5.875%	14,500,000	16,225,790
Provident Group-Rowan Properties LLC
Series 2015
01/01/48	5.000%	7,200,000	7,794,144
Series 2015WW
06/15/40	5.250%	2,750,000	3,008,362
New Jersey Economic Development Authority (a)
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/23	5.125%	5,000,000	5,574,450
09/15/29	5.250%	2,500,000	2,767,175
New Jersey Environmental Infrastructure Trust
Prerefunded 09/01/16 Revenue Bonds
Environmental
Series 2007
09/01/22	5.000%	35,000	35,531
Series 2007A
09/01/22	5.000%	5,000	5,076
09/01/22	5.000%	10,000	10,153
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	4,000,000	4,389,840
Virtua Health
Series 2009
07/01/33	5.750%	750,000	847,867
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2015AA
06/15/45	5.000%	10,000,000	10,616,500
Transportation System
Series 2006A
12/15/23	5.500%	3,000,000	3,466,770
Series 2011B
06/15/31	5.500%	7,250,000	8,076,065
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,660,960
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	3,182,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT (a)
12/01/31	5.250%	$15,000,000	$16,732,500
Total			117,471,739

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services
Series 2008
08/01/32	6.375%	5,920,000	6,650,942
08/01/32	6.375%	2,730,000	3,067,073
Revenue Bonds
Presbyterian Healthcare Services
Series 2009
08/01/39	5.000%	6,500,000	7,120,035
Total			16,838,050

NEW YORK 2.9%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	7,432,815
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT (a)(b)
01/01/25	4.500%	500,000	547,000
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/33	6.000%	2,725,000	3,137,647
Refunding Revenue Bonds
Series 2014A
09/01/44	5.000%	2,250,000	2,599,470
Metropolitan Transportation Authority Revenue Bonds Transportation Series 2007A (AGM)
11/15/33	5.000%	12,000,000	12,754,560
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/24	5.000%	3,000,000	3,069,300
Pilot-Yankee Stadium-Payment I
Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	2,020,440

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4
01/15/25	5.125%	$2,000,000	$2,231,840
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/37	5.500%	6,250,000	7,118,000
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/18	5.750%	3,475,000	3,651,808
07/01/20	6.000%	13,350,000	15,511,365
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,786,390
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	2,250,000	2,461,478
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008A
06/15/28	5.000%	1,000,000	1,087,240
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/36	6.000%	7,000,000	8,225,070
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	4,000,000	4,000,480
JFK International Air Terminal Special Project
Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,644,170
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	6,085,000	6,087,069
Triborough Bridge & Tunnel Authority Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity
01/01/21	6.125%	11,000,000	12,778,040
Ulster County Capital Resource Corp. (b)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014B
09/15/44	7.000%	2,765,000	2,876,457
Ulster County Capital Resource Corp. (b)(g)
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Alliance Senior Living Co.
Series 2014A
09/15/44	0.000%	$545,000	$431,607
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	2,000,000	2,035,500
09/15/42	6.000%	7,000,000	7,114,940
Westchester County Local Development Corp. Refunding Revenue Bonds Westchester Medical Center Series 2016
11/01/46	5.000%	4,000,000	4,561,440
Total			122,164,126

NORTH CAROLINA 0.8%
City of High Point Combined Water & Sewer System Revenue Bonds Series 2008 (AGM)
11/01/28	5.000%	350,000	385,609
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT (a)(d)
02/01/38	5.650%	3,078,430	3,188,699
North Carolina Department of Transportation Revenue Bonds I-77 Hot Lanes Project Series 2015 AMT (a)
06/30/54	5.000%	10,000,000	10,816,600
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/26	5.500%	300,000	337,287
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,940,000	2,461,298
Unrefunded Revenue Bonds
Series 1991A Escrowed to Maturity
01/01/18	6.500%	2,185,000	2,394,126
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	5,190,000
Revenue Bonds
1st Mortgage-Deerfield Episcopal
Series 2008A
11/01/33	6.000%	4,060,000	4,438,270
1st Mortgage-Presbyterian Homes
Series 2006
10/01/31	5.500%	2,500,000	2,526,025
Health Care Housing-Arc Projects
Series 2004A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
10/01/34	5.800%	$1,400,000	$1,403,738
Total			33,141,652

NORTH DAKOTA 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	8,518,649
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/29	5.125%	4,490,000	4,517,120
Total			13,035,769

OHIO 1.4%
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	13,220,000	15,161,093
City of Lakewood Water System Revenue Bonds Mortgage Series 1995 (AMBAC)
07/01/20	5.850%	1,050,000	1,149,099
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/36	5.250%	2,380,000	2,628,710
08/01/41	5.250%	6,900,000	7,621,050
Cleveland Department of Public Utilities Division of Public Power Revenue Bonds Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	536,770
Cleveland Department of Public Utilities Division of Water Refunding Revenue Bonds 1st Mortgage Series 1993G (NPFGC)
01/01/21	5.500%	3,400,000	3,785,458
Ohio Higher Educational Facility Commission Revenue Bonds University of Dayton Project Series 2009
12/01/24	5.500%	3,000,000	3,341,070
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/26	5.500%	3,000,000	3,895,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
State of Ohio Revenue Bonds Portsmouth Bypass Project Series 2015 AMT (a)
06/30/53	5.000%	$9,835,000	$10,787,126
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/21	6.450%	3,950,000	4,961,121
Revenue Bonds
University of Toledo Project
Series 2014
07/01/46	5.000%	5,000,000	5,288,150
Toledo-Lucas County Port Authority (d)
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36	5.400%	2,605,000	1,822,588
Total			60,977,735

OREGON 0.3%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10/01/28	5.125%	655,000	657,024
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2014
05/01/40	5.000%	1,500,000	1,660,275
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	3,500,000	3,533,285
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	3,225,000	3,571,784
Oregon Health & Science University Prerefunded 06/01/19 Revenue Bonds Series 2009A
07/01/39	5.750%	4,500,000	5,187,105
Total			14,609,473

PENNSYLVANIA 4.4%
Allegheny County Higher Education Building Authority Prerefunded 03/01/18 Revenue Bonds Duquesne University Series 2008
03/01/28	5.000%	490,000	527,926

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Butler County Hospital Authority Prerefunded 07/01/19 Revenue Bonds Butler Health Systems Project Series 2009
07/01/39	7.250%	$7,000,000	$8,386,910
Cumberland County Municipal Authority Refunding Revenue Bonds Diakon Lutheran Ministries Series 2015
01/01/38	5.000%	8,490,000	9,394,864
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,400,000	4,379,880
Delaware Valley Regional Finance Authority Revenue Bonds Series 1997C (AMBAC)
07/01/27	7.750%	1,000,000	1,464,790
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015
01/15/45	5.250%	11,150,000	12,426,340
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	4,000,000	4,352,120
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	15,644,407
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	5,325,000	5,884,178
Pennsylvania Economic Development Financing Authority (a)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
06/30/42	5.000%	23,700,000	26,589,267
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/31	5.375%	1,000,000	1,304,470
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2008
07/01/28	5.750%	3,000,000	3,135,990
Series 2010
07/01/43	6.000%	4,750,000	5,130,380
Pennsylvania Turnpike Commission

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/45	5.250%	$25,295,000	$29,411,002
Series 2016A-1
12/01/46	5.000%	10,000,000	11,334,600
Revenue Bonds
Series 2014B
12/01/44	5.250%	10,000,000	11,447,800
Subordinated Revenue Bonds
Series 2014A-1
12/01/43	5.000%	16,940,000	18,997,363
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	5,475,000	6,514,703
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	2,500,000	2,829,375
Redevelopment Authority of the City of Philadelphia Subordinated Revenue Bonds Series 1986B Escrowed to Maturity (GNMA)
06/01/17	9.000%	450,000	490,545
Washington County Industrial Development Authority Revenue Bonds Washington Jefferson College Series 2010
11/01/36	5.000%	4,850,000	5,439,275
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC) (f)
08/15/22	0.000%	2,000,000	1,763,620
Total			186,849,805
PUERTO RICO 0.5%
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	1,010,600
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	3,639,335
Puerto Rico Highways & Transportation Authority (c)
Refunding Revenue Bonds
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	184,973
Revenue Bonds
Series 2005K
07/01/20	5.000%	5,000,000	950,000
Puerto Rico Public Buildings Authority (c)
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
Government Facilities
Series 2002F
07/01/20	5.250%	$2,000,000	$1,096,420
Series 2007M
07/01/31	6.250%	19,000,000	10,758,180
Puerto Rico Public Finance Corp. (c)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	596,318
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,352,729
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,391,407
Total			22,979,962
SOUTH CAROLINA 1.2%
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A
10/01/26	5.250%	1,495,000	1,497,257
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/21	6.250%	1,250,000	1,528,788
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,280,000	13,772,090
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/42	6.000%	5,133,239	5,260,697
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/23	5.750%	1,160,000	1,234,774
11/01/33	7.000%	910,000	1,010,874
11/01/45	7.250%	3,935,000	4,392,129
South Carolina Jobs-Economic Development Authority (f)
Refunding Revenue Bonds
The Woodlands at Furman Project
Subordinated Series 2012
11/15/47	0.000%	1,266,810	134,067
South Carolina Ports Authority Revenue Bonds Series 2015 AMT (a)
07/01/50	5.250%	13,675,000	15,561,193
South Carolina State Public Service Authority
Prerefunded 01/01/19 Revenue Bonds
Series 2008A
01/01/28	5.375%	10,000	11,218

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Revenue Bonds
Series 2015E
12/01/55	5.250%	$5,415,000	$6,349,683
Total			50,752,770
SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/35	5.000%	2,500,000	2,901,875
11/01/45	5.000%	6,920,000	7,958,415
State of South Dakota Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
09/01/17	6.700%	3,165,000	3,311,223
Total			14,171,513
TENNESSEE 0.2%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/32	5.000%	1,300,000	1,493,583
10/01/35	5.000%	645,000	733,159
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds Vanderbilt University Medical Center Series 2016
07/01/46	5.000%	6,800,000	7,848,900
Total			10,075,642
TEXAS 10.0%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	1,370,000	1,532,441
07/01/45	6.200%	7,200,000	8,178,552
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	13,450,000	15,499,780
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	2,700,000	3,034,638
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	8,620,000	10,209,614

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Series 2015A
01/01/45	5.000%	$3,000,000	$3,421,050
Central Texas Regional Mobility Authority (f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/25	0.000%	2,000,000	1,505,760
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A
08/15/41	5.000%	16,075,000	18,351,220
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/37	5.000%	10,000,000	11,411,200
08/15/42	5.000%	14,730,000	16,613,083
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	8,000,000	8,792,000
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/34	5.500%	10,500,000	11,517,450
City of Houston Airport System (a)
Refunding Revenue Bonds
Special Facilities-Continental Airlines
Series 2011A AMT
07/15/30	6.500%	5,555,000	6,465,798
United Airlines, Inc.
Series 2014 AMT
07/01/29	5.000%	4,000,000	4,453,120
Subordinated Refunding Revenue Bonds
Lien
Series 2012A AMT
07/01/31	5.000%	5,000,000	5,640,500
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/41	5.750%	2,000,000	2,244,400
Series 2012
08/15/32	5.000%	2,165,000	2,376,412
08/15/42	5.000%	5,575,000	6,033,655
Series 2013
08/15/33	6.000%	990,000	1,187,535
International Leadership
Series 2015
08/15/38	5.750%	5,810,000	6,188,115
International Leadership of Texas
Series 2015
08/15/45	5.750%	10,500,000	11,110,890
Series 2015A
12/01/35	5.000%	2,200,000	2,456,762
12/01/45	5.000%	1,100,000	1,208,592
Dallas/Fort Worth International Airport

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Refunding Revenue Bonds
Series 2012B
11/01/35	5.000%	$10,000,000	$11,427,700
Dallas/Fort Worth International Airport (a)
Refunding Revenue Bonds
Series 2014A AMT
11/01/32	5.000%	3,400,000	3,913,128
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,474,600
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	8,800,000	10,252,968
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/21	6.750%	1,955,000	2,137,323
Houston Higher Education Finance Corp. Prerefunded 05/15/21 Revenue Bonds Harmony Public Schools Series 2011A
05/15/41	6.875%	4,045,000	5,189,492
La Vernia Higher Education Finance Corp. Prerefunded 08/15/19 Revenue Bonds Kipp, Inc. Series 2009A
08/15/44	6.375%	7,500,000	8,813,175
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,184,048
Mission Economic Development Corp. Revenue Bonds Senior Lien - Natgasoline Project Series 2016 AMT (a)(b)(h)
10/01/31	5.750%	500,000	519,985
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	15,000,000	15,565,950
New Hope Cultural Education Facilities Corp.
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/46	5.000%	7,250,000	7,824,708
Collegiate Housing Tarleton State University
Series 2015
04/01/47	5.000%	2,995,000	3,238,823
NCCD-College Station Properties LLC
Series 2015A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
07/01/47	5.000%	$23,360,000	$25,455,859
North Texas Tollway Authority
Prerefunded 01/01/18 Revenue Bonds
Toll 2nd Tier
Series 2008F (GNMA/FNMA)
01/01/38	5.750%	11,355,000	12,288,608
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/44	5.250%	5,000,000	5,443,850
Series 2011
01/01/38	5.000%	5,500,000	6,089,765
Series 2012B
01/01/42	5.000%	12,845,000	14,431,743
Series 2015A
01/01/38	5.000%	9,230,000	10,645,236
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/34	7.500%	2,000,000	2,350,260
11/15/44	7.750%	2,800,000	3,306,520
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	2,700,000	3,131,433
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	34,645,000	30,748,824
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Barton Creek Senior Living Center
Series 2015
11/15/25	5.000%	1,675,000	1,845,900
11/15/30	5.000%	2,345,000	2,506,453
11/15/35	5.000%	1,750,000	1,853,478
11/15/40	5.000%	1,195,000	1,244,688
Baylor Scott & White Health
Series 2016
11/15/42	4.000%	10,000,000	10,664,700
Trinity Terrace Project
Series 2014
10/01/44	5.000%	2,500,000	2,740,850
10/01/49	5.000%	1,870,000	2,041,666
Revenue Bonds
Air Force Villages, Inc. Obligation Group
Series 2007
05/15/27	5.125%	2,000,000	2,012,680
05/15/37	5.125%	2,000,000	2,010,500
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,494,800
Stayton at Museum Way
Series 2009A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
11/15/44	8.250%	$12,000,000	$12,274,560
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	2,000,000	2,474,280
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/29	5.000%	8,300,000	9,445,732
12/15/32	5.000%	7,500,000	8,395,275
Texas Private Activity Bond Surface Transportation Corp. (a)(h)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/50	5.000%	2,500,000	2,735,950
12/31/55	5.000%	3,000,000	3,257,910
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	551,690
Total			420,417,677
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012A (c)
10/01/32	5.000%	2,000,000	2,166,380
VIRGINIA 0.6%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	7,505,000	8,312,838
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993
08/15/23	5.000%	10,000,000	11,867,600
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/30	5.000%	1,000,000	1,154,970
06/15/31	5.000%	800,000	920,848
06/15/33	5.000%	500,000	570,475

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/26	6.625%	$2,145,000	$2,475,974
Total			25,302,705
WASHINGTON 2.1%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/27	5.000%	1,540,000	1,653,483
09/01/32	5.250%	1,000,000	1,058,700
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	1,300,000	1,318,642
12/01/45	6.250%	2,500,000	2,543,075
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12/01/30	5.500%	1,235,000	1,238,829
Series 2007
12/01/28	5.750%	1,500,000	1,598,595
12/01/32	5.750%	2,000,000	2,115,060
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	12,000,000	13,773,120
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,440,250
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	4,685,000	5,207,424
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/32	6.500%	9,800,000	10,643,290
10/01/47	6.750%	1,000,000	1,084,260
Presbyterian Retirement
Series 2013
01/01/23	5.000%	1,200,000	1,286,292
01/01/28	5.000%	2,015,000	2,105,453
01/01/33	5.000%	2,570,000	2,653,653
01/01/43	5.250%	7,550,000	7,826,556
Revenue Bonds
Heron’s Key
Series 2015A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
07/01/30	6.500%	$480,000	$504,638
07/01/35	6.750%	550,000	579,904
07/01/45	7.000%	1,800,000	1,890,396
Skyline at First Hill Project
Series 2007A
01/01/27	5.625%	2,500,000	2,529,875
01/01/38	5.625%	19,450,000	19,638,081
Washington State Housing Finance Commission (b)
Refunding Revenue Bonds
Skyline 1st Hill Project
Series 2015
01/01/20	4.125%	490,000	495,660
01/01/25	5.000%	770,000	788,511
01/01/35	5.750%	575,000	588,340
01/01/45	6.000%	2,325,000	2,378,359
Total			88,940,446
WEST VIRGINIA 0.1%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A
12/01/38	5.375%	3,850,000	4,371,675
WISCONSIN 4.3%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT (a)
11/01/21	6.000%	6,000,000	7,363,380
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,476,650
Public Finance Authority (a)
Refunding Revenue Bonds
Celanese Project
Series 2016B AMT
12/01/25	5.000%	4,500,000	5,208,480
TRIPS Senior Obligation Group
Series 2012 AMT
07/01/28	5.250%	4,000,000	4,415,720
07/01/42	5.000%	2,000,000	2,111,680
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	17,700,000	20,206,143
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	25,150,000	29,163,437
Prerefunded 04/01/18 Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
Riverview Hospital Association
Series 2008
04/01/38	5.750%	$4,000,000	$4,383,400
Prerefunded 08/15/16 Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/24	5.125%	15,910,000	16,124,785
08/15/25	5.125%	15,500,000	15,709,250
Prerefunded 09/15/19 Revenue Bonds
St. John’s Community, Inc.
Series 2009A
09/15/29	7.250%	1,000,000	1,191,200
09/15/39	7.625%	1,000,000	1,216,100
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	6,100,000	6,831,695
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	6,750,000	7,443,023
08/15/34	5.250%	8,000,000	8,785,920
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	14,400,000	15,748,560
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,570,000	1,799,738
ThedaCare, Inc.
Series 2015
12/15/44	5.000%	6,725,000	7,631,059
Wisconsin Health & Educational Facilities Authority (h)
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/46	4.000%	20,000,000	21,276,200
Total			182,086,420
WYOMING 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	7,900,000	8,943,116
Total Municipal Bonds (Cost: $3,723,574,398)			$4,065,394,176

Municipal Bonds Held in Trust 0.4%
MASSACHUSETTS 0.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(g)(i)
11/15/36	5.500%	16,000,000	17,945,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds Held in Trust (continued)
MASSACHUSETTS (CONTINUED)
Total Municipal Bonds Held in Trust (Cost: $17,429,586)			$17,945,280

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.1%
NEW YORK 0.1%
New York City Water & Sewer System Revenue Bonds 2nd General Resolution VRDN Series 2013 (JPMorgan Chase Bank) (g)(j)
06/15/50	0.320%	$6,600,000	$6,600,000
Total Floating Rate Notes (Cost: $6,600,000)			$6,600,000

Municipal Short Term 1.0%
CALIFORNIA 0.2%
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008A (Wells Fargo Bank) (g)(j)
08/15/36	0.250%	9,500,000	9,500,000

MICHIGAN 0.1%
University of Michigan Revenue Bonds Series 2012D-1 (g)
12/01/24	0.240%	5,100,000	5,100,000

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK 0.7%
City of New York Unlimited General Obligation Bonds Series 2013I-4 (g)
04/01/36	0.280%	$13,000,000	$13,000,000
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2016 (g)
02/01/45	0.320%	10,000,000	10,000,000
Triborough Bridge & Tunnel Authority Refunding Revenue Bond Subseries 2015B-2-RE (g)
01/01/32	0.250%	4,395,000	4,395,000
Total			27,395,000
Total Municipal Short Term (Cost: $41,995,000)			$41,995,000

		Shares	Value

Money Market Funds 0.8%
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.160% (k)		16,071,088	$16,071,088
JPMorgan Municipal Money Market Fund, Agency Shares, 0.170% (k)		17,505,483	17,505,483
Total Money Market Funds (Cost: $33,576,571)			$33,576,571
Total Investments (Cost: $3,823,175,555) (l)			$4,165,511,027(m)
Other Assets & Liabilities, Net			52,981,469
Net Assets			$4,218,492,496

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $101,554,544 or 2.41% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2016, the value of these securities amounted to $49,844,529 or 1.18% of net assets.

(d)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at April 30, 2016 was $31,882,519, which represents 0.76% of net assets. Information concerning such security holdings at April 30, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Allen Academy
Refunding Revenue Bonds
Public School Academy
Series 2013
06/01/22 5.500%	02-22-2013	2,000,000

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 0.000%	05-14-2010	352,656
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
01/01/16 8.375%	10-04-2004 - 05-14-2010	1,691,224
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/19 8.750%	10-04-2004 - 05-14-2010	8,381,812
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2010
10/01/20 8.375%	05-14-2010	1,415,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32 7.500%	12-22-2011	1,830,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 0.000%	07-23-2008	1,820,000
Durham Housing Authority
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/38 5.650%	12-18-2006	3,078,430
Indianapolis Airport Authority
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
11/15/31 0.000%	10-17-1995 - 10-31-2012	780,786
Louisiana Public Facilities Authority
Revenue Bonds
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39 10.500%	11-22-2013	10,000,000
Louisiana Public Facilities Authority
Revenue Bonds
Louisiana Pellets, Inc. Project
Series 2015 AMT
07/01/39 7.750%	05-21-2015	10,000,000
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56 0.000%	07-07-2008 - 06-04-2011	10,880
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37 8.750%	09-25-2007	1,461,135

Security Description	Acquisition Dates	Cost ($)
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37 6.250%	03-18-2005	3,865,993
Rankin County Five Lakes Utility District
Series 1994
07/15/37 7.000%	10-02-2007	445,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/16 8.500%	08-27-1993	6,624,136
Toledo-Lucas County Port Authority
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36 5.400%	08-15-2007	2,605,000

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2016, the value of these securities amounted to $12,305,101, which represents 0.29% of net assets.

(f)	Zero coupon bond.
(g)	Variable rate security.
(h)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(i)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(j)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(l)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $3,823,176,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$392,658,000
Unrealized Depreciation	(50,323,000)
Net Unrealized Appreciation	$342,335,000

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MGIC	Mortgage Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	4,065,394,176	—	4,065,394,176
Municipal Bonds Held in Trust	—	17,945,280	—	17,945,280
Floating Rate Notes	—	6,600,000	—	6,600,000
Municipal Short Term	—	41,995,000	—	41,995,000
Money Market Funds	33,576,571	—	—	33,576,571
Total Investments	33,576,571	4,131,934,456	—	4,165,511,027

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia U.S. Social Bond Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 81.4%
ALABAMA 3.2%
Alabama Special Care Facilities Financing Authority Refunding Revenue Bonds Children’s Hospital of Alabama Series 2015
06/01/27	5.000%	$250,000	$303,912
Butler County Board of Education Refunding Revenue Bonds Series 2015 (AGM)
07/01/26	5.000%	250,000	302,683
Calhoun County Board of Education Special Tax School Warrants Series 2016 (BAM)
02/01/29	5.000%	250,000	300,600
Total			907,195
ARIZONA 2.4%
Industrial Development Authority of the County of Pima (The) Refunding Revenue Bonds American Leadership Academy Series 2015 (a)
06/15/35	5.375%	250,000	253,947
La Paz County Industrial Development Authority Revenue Bonds Charter School Solutions - Harmony Public Series 2016 (b)
02/15/36	5.000%	100,000	109,376
Pinal County Union High School District No. 82 Casa Grande Unlimited General Obligation Refunding Bonds Series 2015 (AGM)
07/01/26	5.000%	250,000	309,260
Total			672,583
CALIFORNIA 12.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/22	5.000%	215,000	252,877
Harbor Regional Center Project
Series 2015
11/01/24	5.000%	250,000	308,022
Revenue Bonds
NorthBay Healthcare Group
Series 2015
11/01/26	5.000%	250,000	290,375
California School Finance Authority (a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/36	5.000%	250,000	285,145

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/25	4.000%	$250,000	$266,935
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/25	5.000%	250,000	311,825
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/34	5.250%	250,000	277,505
City of Riverside Sewer Refunding Revenue Bonds Series 2015A
08/01/21	5.000%	250,000	298,332
Jurupa Unified School District Unlimited General Obligation Bonds Series 2015A
08/01/23	5.000%	225,000	281,194
Monterey Regional Waste Management Authority Revenue Bonds Series 2015B AMT (c)
04/01/21	4.000%	250,000	279,170
Pajaro Valley Water Management Agency Refunding Revenue Bonds Series 2015 (AGM)
03/01/22	5.000%	250,000	297,593
West Kern Community College District Unlimited General Obligation Refunding Bonds Series 2015A (AGM)
11/01/24	5.000%	250,000	315,710
Total			3,464,683
COLORADO 1.1%
Colorado Health Facilities Authority Refunding Revenue Bonds Parkview Medical Center Series 2015B
09/01/26	5.000%	250,000	296,870
CONNECTICUT 1.0%
State of Connecticut Clean Water Fund-State Revolving Fund Revenue Bonds Green Bonds Series 2015A
03/01/19	5.000%	250,000	279,665
DISTRICT OF COLUMBIA 2.1%
District of Columbia

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA (CONTINUED)
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/23	5.000%	$250,000	$307,510
Friendship Public Charter School
Series 2016
06/01/41	5.000%	250,000	278,710
Total			586,220
FLORIDA 3.0%
City of Tallahassee Revenue Bonds Tallahassee Memorial Healthcare, Inc. Project Series 2016
12/01/55	5.000%	250,000	281,183
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Inc. Projects Series 2015 (a)
06/15/25	5.000%	250,000	257,185
School District of Broward County Refunding Certificate of Participation Series 2016A
07/01/32	5.000%	250,000	300,592
Total			838,960
GEORGIA 2.8%
Cedartown Polk County Hospital Authority Revenue Bonds RAC Series 2016
07/01/39	5.000%	250,000	286,460
Georgia Housing & Finance Authority Refunding Revenue Bonds Series 2015A-2 AMT (c)
06/01/20	2.000%	500,000	510,375
Total			796,835
GUAM 1.0%
Guam Government Waterworks Authority (d)
Refunding Revenue Bonds
Series 2014A
07/01/35	5.000%	150,000	170,778
Revenue Bonds
Series 2016
07/01/36	5.000%	100,000	116,274
Total			287,052
IDAHO 1.0%
Idaho Housing & Finance Association Revenue Bonds Series 2015A-1
07/01/25	3.200%	250,000	268,025

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS 2.8%
Chicago Transit Authority Refunding Revenue Bonds Series 2015
06/01/21	5.000%	$250,000	$286,590
City of Chicago Waterworks Revenue Bonds 2nd Lien Series 2014
11/01/32	4.000%	250,000	253,422
Illinois Housing Development Authority Revenue Bonds Series 2016A
10/01/36	3.450%	250,000	254,840
Total			794,852
INDIANA 2.2%
Ivy Tech Community College Refunding Revenue Bonds Student Fee Series 2015T
07/01/24	5.000%	250,000	311,940
Northern Indiana Commuter Transportation District Revenue Bonds Series 2016
07/01/32	5.000%	250,000	300,592
Total			612,532
LOUISIANA 0.5%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2015 AMT (a)(c)(e)
07/01/24	7.000%	250,000	145,158
MAINE 0.9%
Maine State Housing Authority Revenue Bonds Series 2016A
11/15/35	3.300%	250,000	250,813
MARYLAND 3.0%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/23	5.000%	250,000	298,312
The John Hopkins Health System
Series 2015

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND (CONTINUED)
05/15/19	5.000%	$250,000	$281,360
University of Maryland Medical System
Series 2015
07/01/19	4.000%	250,000	272,703
Total			852,375
MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency Revenue Bonds Green Bonds - Boston Medical Center Series 2015
07/01/44	5.000%	250,000	281,913
Massachusetts Housing Finance Agency Refunding Revenue Bonds Series 2016-181
12/01/36	3.600%	250,000	255,645
Total			537,558
MICHIGAN 1.0%
Michigan Finance Authority Revenue Bonds Local Government Loan Program-Detroit Series 2015
07/01/32	5.000%	250,000	291,350
MINNESOTA 2.3%
Dakota County Community Development Agency
Refunding Revenue Bonds
Series 2015B
01/01/21	5.000%	250,000	296,162
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/30	5.750%	100,000	103,441
Northwest Multi-County Housing & Redevelopment Authority Refunding Revenue Bonds Pooled Housing Program Series 2015
07/01/24	4.000%	250,000	251,695
Total			651,298
MISSISSIPPI 2.1%
Biloxi Public School District Revenue Bonds Trust Certificates Series 2016 (BAM)
04/01/29	5.000%	250,000	303,392

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSISSIPPI (CONTINUED)
City of Gulfport Unlimited General Obligation Refunding Bonds Water & Sewer Series 2015
07/01/21	5.000%	$250,000	$295,435
Total			598,827
MISSOURI 0.9%
Missouri Housing Development Commission Revenue Bonds 1st Place Homeownership Loan Project Series 2015
11/01/27	3.250%	235,000	247,803
NEBRASKA 0.9%
Nebraska Investment Finance Authority Single Family Housing Revenue Bonds Series 2015 (GNMA/FNMA)
09/01/30	3.450%	250,000	262,258
NEVADA 1.1%
Las Vegas Valley Water District Refunding Limited General Obligation Bonds Water Improvement Series 2016A
06/01/41	5.000%	250,000	297,318
NEW MEXICO 1.1%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2015
08/01/21	5.000%	250,000	296,253
NEW YORK 9.0%
Build NYC Resource Corp. Revenue Bonds Series 2015
07/01/28	5.000%	250,000	300,713
Housing Development Corp.
Refunding Revenue Bonds
Series 2015A-1
11/01/18	1.150%	250,000	250,770
Sustainable Neighborhood
Series 2015S
05/01/26	3.400%	500,000	536,485
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015D-1
11/15/26	5.000%	250,000	315,462
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Green Bonds
Series 2016A-1
11/15/33	5.000%	$250,000	$305,210
Onondaga Civic Development Corp. Community College Hsg Bonds Refunding Revenue Bonds Series 2015
10/01/23	5.000%	250,000	294,410
State of New York Mortgage Agency Refunding Revenue Bonds Series 2016-196 AMT (c)
10/01/35	3.650%	250,000	254,615
Westchester County Local Development Corp. Refunding Revenue Bonds Westchester Medical Center Series 2016
11/01/34	5.000%	250,000	291,085
Total			2,548,750
OHIO 2.1%
City of Cleveland Water Pollution Control Revenue Bonds Green Bonds Series 2016
11/15/41	5.000%	250,000	292,132
Columbus City School District Refunding Unlimited General Obligation Bonds School Facilities Construction & Improvement Series 2016 (b)
12/01/32	5.000%	250,000	301,460
Total			593,592
PENNSYLVANIA 3.9%
Capital Region Water Refunding Revenue Bonds Series 2016A
07/15/29	5.000%	250,000	303,710
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015
01/15/22	5.000%	250,000	283,160
Pennsylvania Turnpike Commission Mass Transit Projects Refunding Subordinated Revenue Bonds Series 2016A-1
12/01/41	5.000%	200,000	227,396
Redevelopment Authority of the City of Philadelphia Refunding Revenue Bonds Series 2015A
04/15/28	5.000%	250,000	293,037
Total			1,107,303

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND 0.9%
Rhode Island Housing & Mortgage Finance Corp. Refunding Revenue Bonds Homeownership Opportunity Series 2015 AMT (c)
10/01/25	3.550%	$250,000	$264,055
SOUTH CAROLINA 2.1%
SCAGO Educational Facilities Corp. for Colleton School District Refunding Revenue Bonds Series 2015
12/01/20	5.000%	250,000	288,205
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter School District Projects Series 2016 (BAM)
12/01/26	5.000%	250,000	305,552
Total			593,757
TENNESSEE 2.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds Vanderbilt University Medical Center Series 2016
07/01/31	5.000%	250,000	299,852
Tennessee Housing Development Agency Revenue Bonds Series 2015-1C
01/01/22	2.450%	245,000	255,435
Total			555,287
TEXAS 7.3%
Arlington Higher Education Finance Corp. Revenue Bonds Harmony Public Schools Series 2016A (b)
02/15/31	5.000%	250,000	304,457
Austin Community College District Public Facility Corp. Refunding Revenue Bonds Series 2015
08/01/19	5.000%	250,000	280,648
Cotulla Independent School District Unlimited General Obligation Bonds School Building Series 2015
02/15/19	5.000%	250,000	277,543

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Texas Children’s Hospital Series 2015
10/01/21	5.000%	$250,000	$298,632
San Antonio Independent School District Unlimited General Obligation Refunding Bonds Series 2015 (Permenant School Fund Guarantee)
02/15/22	5.000%	250,000	303,177
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Cook Children’s Medical Center Series 2014
12/01/39	5.000%	280,000	322,258
Texas State Technical College Refunding Revenue Bonds Improvements Series 2016 (AGM)
10/15/30	4.000%	250,000	277,090
Total			2,063,805
WASHINGTON 1.7%
Energy Northwest Wind Project Refunding Revenue Bonds Series 2015
07/01/29	4.000%	250,000	272,635
King County Public Hospital District No. 4 Revenue Bonds Series 2015A
12/01/35	6.000%	200,000	202,868
Total			475,503
WEST VIRGINIA 0.9%
West Virginia Housing Development Fund Refunding Revenue Bonds Series 2015A AMT (c)
11/01/18	1.500%	250,000	252,565
WISCONSIN 0.9%
Public Finance Authority Revenue Bonds FFAH NC & MO Portfolio Series 2015
12/01/35	4.750%	250,000	260,553

Total Municipal Bonds (Cost: $22,328,109)			$22,951,653

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.7%

Banking 1.8%

Bank of America Corp. Green Bond
05/12/18	1.950%	$250,000	$250,769
Morgan Stanley Green Bond
12/07/18	2.200%	250,000	252,194
Total			502,963

Electric 0.9%
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	250,000	250,462

Food and Beverage 0.7%
ConAgra Foods, Inc.
01/25/23	3.200%	196,000	197,960

Life Insurance 0.9%
Five Corners Funding Trust (a)
11/15/23	4.419%	250,000	265,616

Media and Entertainment 2.8%
Scripps Networks Interactive, Inc.
06/15/20	2.800%	500,000	505,686
Time Warner, Inc.
03/15/20	4.875%	250,000	276,107
Total			781,793

Pharmaceuticals 0.9%
AbbVie, Inc.
05/14/18	1.800%	250,000	251,739

Technology 0.9%
Apple, Inc. Green Bonds
02/23/23	2.850%	250,000	257,937

Wirelines 1.8%
AT&T, Inc.
06/30/22	3.000%	250,000	255,001
Verizon Communications, Inc.
11/01/22	2.450%	250,000	249,456
Total			504,457
Total Corporate Bonds & Notes (Cost: $2,960,285)			$3,012,927

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 4.9%
CALIFORNIA 0.9%
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008C (Wells Fargo Bank) (f)(g)
08/15/27	0.230%	$250,000	$250,000

MICHIGAN 1.4%
Michigan State Housing Development Authority Revenue Bonds VRDN Series 2008A (JPMorgan Chase Bank) AMT (c)(f)(g)
10/01/37	0.540%	395,000	395,000

NEW YORK 2.6%
New York City Water & Sewer System Revenue Bonds VRDN Series 2010 (U.S. Bank) (f)(g)
06/15/43	0.290%	250,000	250,000
State of New York Mortgage Agency Revenue Bonds VRDN Series 2006-139 (JPMorgan Chase Bank) AMT (c)(f)(g)
10/01/37	0.370%	500,000	500,000
Total			750,000

Total Floating Rate Notes (Cost: $1,395,000)			$1,395,000

	Shares	Value

Money Market Funds 4.7%
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.110% (h)	1,320,292	$1,320,292

Total Money Market Funds (Cost: $1,320,292)		$1,320,292

Total Investments
(Cost: $28,003,686) (i)		$28,679,872(j)
Other Assets & Liabilities, Net		(491,415)
Net Assets		$28,188,457

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $1,473,986 or 5.23% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	Income from this security may be subject to alternative minimum tax.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2016, the value of these securities amounted to $287,052 or 1.02% of net assets.

(e)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at April 30, 2016 was $145,158, which represents 0.51% of net assets. Information concerning such security holdings at April 30, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Louisiana Public Facilities Authority
Revenue Bonds
Louisiana Pellets, Inc. Project
Series 2015 AMT
07/01/24 7.000%	05-21-2015	250,000

(f)	Variable rate security.
(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(i)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $28,004,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$784,000
Unrealized Depreciation	(108,000)
Net Unrealized Appreciation	$676,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RAC	Revenue Anticipation Certificate
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	22,951,653	—	22,951,653
Corporate Bonds & Notes	—	3,012,927	—	3,012,927
Floating Rate Notes	—	1,395,000	—	1,395,000
Money Market Funds	1,320,292	—	—	1,320,292
Total Investments	1,320,292	27,359,580	—	28,679,872

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2016